UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Growth Portfolio	81,486,581
TOTAL INVESTMENT SECURITIES - 100.1%	81,486,581

Percentages indicated are based on net assets of $81,424,243.

See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.6%
Aerospace & Defense — 3.1%
Precision Castparts Corp.	6,000	1,528,500
United Technologies Corp.	9,950	1,134,499
		2,662,999
Airlines — 0.8%
Delta Air Lines, Inc.	22,350	684,134
Auto Components — 1.2%
BorgWarner, Inc.	19,200	1,031,040
Automobiles — 0.1%
Tesla Motors, Inc. (a)	500	90,705
Biotechnology — 12.1%
Alexion Pharmaceuticals, Inc. (a)	8,900	1,412,697
Amgen, Inc.	14,850	1,766,408
Biogen Idec, Inc. (a)	7,100	2,219,744
Celgene Corp. (a)	16,750	2,544,827
Gilead Sciences, Inc. (a)	24,350	1,963,828
Incyte Corp. (a)	11,100	727,272
		10,634,776
Capital Markets — 3.9%
BlackRock, Inc.	5,165	1,551,928
Morgan Stanley	34,600	1,021,046
The Charles Schwab Corp.	32,300	801,686
		3,374,660
Chemicals — 4.0%
Ecolab, Inc.	9,100	914,914
Monsanto Co.	23,849	2,541,111
		3,456,025
Communications Equipment — 1.4%
Qualcomm, Inc.	16,550	1,228,341
Computers & Peripherals — 2.3%
Apple, Inc.	4,005	2,004,903
Diversified Financial Services — 2.2%
American Express Co.	12,400	1,054,248
JPMorgan Chase & Co.	15,300	847,008
		1,901,256
Energy Equipment & Services — 1.7%
Schlumberger Ltd.	17,200	1,506,204
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	7,600	853,936
CVS Caremark Corp.	14,600	988,712
		1,842,648
Health Care Providers & Services — 1.8%
Catamaran Corp. (a)	16,100	782,782
McKesson Corp.	4,600	802,286
		1,585,068
Health Care Technology — 1.2%
Cerner Corp. (a)	18,600	1,058,154
Hotels, Restaurants & Leisure — 5.0%
Chipotle Mexican Grill, Inc. (a)	1,170	645,793
Hilton Worldwide Holdings, Inc. (a)	36,400	788,060
Starbucks Corp.	30,700	2,183,384
Wynn Resorts Ltd.	3,600	782,712
		4,399,949
Internet & Catalog Retail — 6.6%
Amazon.com, Inc. (a)	7,240	2,596,916
Priceline.com, Inc. (a)	2,600	2,976,713
TripAdvisor, Inc. (a)	2,400	185,256
		5,758,885
Internet Software & Services — 9.4%
Baidu, Inc., ADR (a)	6,900	1,079,850
eBay, Inc. (a)	9,450	502,740
Facebook, Inc., Class A (a)	28,500	1,783,245
Google, Inc., Class A (a)	3,450	4,074,346
LinkedIn Corp., Class A (a)	4,040	869,448
		8,309,629
IT Services — 6.6%
Cognizant Technology Solutions Corp., Class A (a)	11,200	1,085,504
MasterCard, Inc., Class A	18,950	1,434,136
Visa, Inc., Class A	15,300	3,296,078
		5,815,718
Machinery — 2.7%
Danaher Corp.	31,300	2,328,407
Media — 5.5%
CBS Corp., Class B	18,600	1,092,192
Liberty Global plc, Class A (a)	9,400	751,342
Liberty Global plc, Class C (a)	4,200	333,186
The Walt Disney Co.	13,600	987,496
Twenty-First Century Fox, Inc., Class A	50,750	1,614,865
		4,779,081
Oil, Gas & Consumable Fuels — 2.2%
Noble Energy, Inc.	15,400	959,882
Range Resources Corp.	10,800	930,852
		1,890,734
Personal Products — 1.0%
The Estee Lauder Cos., Inc., Class A	12,450	855,813
Pharmaceuticals — 1.2%
Zoetis, Inc.	34,100	1,035,276
Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	14,500	1,172,760
Road & Rail — 4.0%
Union Pacific Corp.	20,050	3,493,512
Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	45,400	763,628
ARM Holdings plc ADR	23,200	1,068,824
		1,832,452
Software — 4.6%
Salesforce.com, Inc. (a)	40,750	2,466,598
ServiceNow, Inc. (a)	9,300	589,899
Splunk, Inc. (a)	5,100	392,853
Workday, Inc., Class A (a)	6,475	579,772
		4,029,122
Specialty Retail — 4.2%
Dollar General Corp. (a)	20,100	1,132,032
Lowe's Cos., Inc.	21,200	981,348
Ross Stores, Inc.	12,000	814,920
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,400	719,964
		3,648,264
Textiles, Apparel & Luxury Goods — 3.1%
Michael Kors Holdings Limited (a)	7,800	623,454
NIKE, Inc., Class B	17,400	1,267,590
Ralph Lauren Corp.	5,400	847,206
		2,738,250

See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks, continued
Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	11,550	1,071,263

TOTAL COMMON STOCKS (COST $61,592,483)		86,220,028
Investment Company — 0.3%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (b)	263,270	263,270

TOTAL INVESTMENT COMPANY (COST $263,270)		263,270
TOTAL INVESTMENT SECURITIES (COST $61,855,753) — 98.9%		86,483,298

Percentages indicated are based on net assets of $87,446,476.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Value ($)
Affiliated Portfolio — 100.6%
HSBC Opportunity Portfolio	16,244,120
TOTAL INVESTMENT SECURITIES - 100.6%	16,244,120

Percentages indicated are based on net assets of $16,153,597.

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.1%
Aerospace & Defense — 3.1%
B/E Aerospace, Inc. (a)	45,120	3,585,686
TransDigm Group, Inc.	21,395	3,573,607
		7,159,293
Auto Components — 2.5%
Gentex Corp.	71,350	2,311,027
WABCO Holdings, Inc. (a)	38,450	3,315,159
		5,626,186
Biotechnology — 5.9%
ACADIA Pharmaceuticals, Inc. (a)	107,270	2,499,391
Alkermes plc (a)	92,780	4,516,530
Cubist Pharmaceuticals, Inc. (a)	69,610	5,087,795
Intercept Pharmaceuticals, Inc. (a)	5,258	1,582,027
		13,685,743
Capital Markets — 1.7%
Raymond James Financial, Inc.	74,650	3,800,432
Chemicals — 7.1%
Cytec Industries, Inc.	34,010	3,059,880
Huntsman Corp.	147,350	3,229,912
PolyOne Corp.	85,420	3,037,535
Rockwood Holdings, Inc.	49,390	3,384,697
The Scotts Mircale-Gro Co.	61,310	3,641,200
		16,353,224
Commercial Banks — 2.7%
Comerica, Inc.	57,110	2,615,638
First Republic Bank	71,650	3,477,175
		6,092,813
Communications Equipment — 1.4%
Aruba Networks, Inc. (a)	92,610	1,825,343
JDS Uniphase Corp. (a)	106,850	1,420,037
		3,245,380
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	25,085	2,734,516
Containers & Packaging — 2.6%
Crown Holdings, Inc. (a)	46,830	1,924,713
Packaging Corp. of America	62,720	4,051,712
		5,976,425
Distributors — 0.9%
LKQ Corp. (a)	74,960	2,029,167
Diversified Consumer Services — 1.4%
Service Corp. International	181,090	3,205,293
Electrical Equipment — 2.7%
Generac Holdings, Inc.	41,900	2,016,647
Hubbell, Inc., Class B	35,070	4,093,721
		6,110,368
Electronic Equipment, Instruments & Components — 0.8%
Ingram Micro, Inc. (a)	70,350	1,760,157
Energy Equipment & Services — 2.2%
McDermott International, Inc. (a)	176,680	1,473,511
Rowan Cos. plc, Class A (a)	112,160	3,518,459
		4,991,970
Health Care Equipment & Supplies — 5.0%
ArthroCare Corp. (a)	61,630	2,796,769
IDEXX Laboratories, Inc. (a)	36,300	4,147,638
Spectranetics Corp. (a)	31,650	823,533
Wright Medical Group, Inc. (a)	122,300	3,719,143
		11,487,083
Health Care Providers & Services — 2.9%
Community Health Systems, Inc. (a)	106,740	4,420,104
MWI Veterinary Supply, Inc. (a)	12,140	2,261,196
		6,681,300
Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	239,640	3,968,438
Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	60,680	2,934,485
Household Durables — 5.2%
Harman International Industries, Inc.	28,400	2,937,412
Jarden Corp. (a)	67,295	4,067,983
NVR, Inc. (a)	2,347	2,707,053
Tempur Sealy International, Inc. (a)	42,760	2,107,640
		11,820,088
Insurance — 1.8%
Everest Re Group Ltd.	9,920	1,436,019
Genworth Financial, Inc., Class A (a)	187,120	2,760,020
		4,196,039
Internet Software & Services — 1.2%
Pandora Media, Inc. (a)	76,060	2,743,484
IT Services — 5.5%
Alliance Data Systems Corp. (a)	12,045	2,886,705
FleetCor Technologies, Inc. (a)	28,405	3,020,020
Total System Services, Inc.	96,880	2,894,774
VeriFone Systems, Inc. (a)	133,990	3,887,049
		12,688,548
Life Sciences Tools & Services — 3.2%
Covance, Inc. (a)	33,490	3,166,814
Mettler-Toledo International, Inc. (a)	17,290	4,258,527
		7,425,341
Machinery — 3.1%
Lincoln Electric Holdings, Inc.	45,680	3,161,056
The Timken Co.	71,650	4,036,045
		7,197,101
Media — 0.8%
Nexstar Broadcasting Group, Inc., Class A	36,470	1,752,384
Oil, Gas & Consumable Fuels — 5.4%
CONSOL Energy, Inc.	122,770	4,585,460
Denbury Resources, Inc. (a)	135,360	2,175,235
Tesoro Corp.	108,680	5,599,193
		12,359,888
Professional Services — 2.7%
IHS, Inc., Class A (a)	29,390	3,333,120
Robert Half International, Inc.	68,700	2,870,286
		6,203,406
Real Estate Investment Trusts (REITs) — 1.2%
Starwood Property Trust, Inc.	92,370	2,789,574
Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	34,250	3,913,405
Road & Rail — 2.6%
Genesee & Wyoming, Inc. (a)	48,300	4,363,422
Landstar System, Inc.	29,490	1,693,906
		6,057,328

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.1%, continued
Semiconductors & Semiconductor Equipment — 2.2%
NXP Semiconductors NV (a)	72,280	3,494,738
Skyworks Solutions, Inc. (a)	52,690	1,593,873
		5,088,611
Software — 4.6%
Concur Technologies, Inc. (a)	20,400	2,475,336
Informatica Corp. (a)	55,870	2,254,913
Qlik Technologies, Inc. (a)	104,470	2,822,779
ServiceNow, Inc. (a)	48,270	3,061,767
		10,614,795
Specialty Retail — 5.4%
GNC Holdings, Inc., Class A	29,390	1,502,123
Signet Jewelers Ltd.	36,090	2,870,960
Tractor Supply Co.	33,730	2,243,382
Urban Outfitters, Inc. (a)	99,890	3,578,060
Williams-Sonoma, Inc.	40,394	2,202,281
		12,396,806
Technology — 0.2%
Infoblox, Inc. (a)	13,660	479,193
Trading Companies & Distributors — 3.2%
United Rentals, Inc. (a)	45,690	3,698,148
WESCO International, Inc. (a)	42,610	3,534,926
		7,233,074

TOTAL COMMON STOCKS (COST $173,868,284)		222,801,338
Investment Company — 4.8%
Northern Institutional Government Select Portfolio, Institutional Shares, 0.01% (b)	11,041,953	11,041,953

TOTAL INVESTMENT COMPANY (COST $11,041,953)		11,041,953
TOTAL INVESTMENT SECURITIES (COST $184,910,237) — 101.9%		233,843,291

Percentages indicated are based on net assets of $229,503,002.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.

See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit — 35.6%
Banking — 35.6%
Agricultural Bank of China, N.Y.,
0.53%, 3/17/14	30,000,000	30,002,554
Bank of Montreal Chicago,
0.17%, 3/14/14	80,000,000	80,000,000
Bank of Montreal Chicago,
0.17%, 4/7/14	80,000,000	80,000,000
Bank of Nova Scotia Houston,
0.17%, 3/28/14 (a)	20,000,000	20,000,361
Bank of Nova Scotia Houston,
0.20%, 4/14/14	25,000,000	25,000,461
Bank of Nova Scotia Houston,
0.25%, 7/18/14 (a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.42%, 2/12/14	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.84%, 3/7/14 (a)	5,800,000	5,802,241
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.23%, 7/2/14	80,000,000	80,000,000
Credit Industriel et Commercial,
N.Y., 0.15%, 2/3/14	40,000,000	40,000,000
Credit Industriel et Commercial,
N.Y., 0.22%, 2/5/14	55,000,000	55,000,000
Credit Suisse, N.Y., 0.21%,
4/4/14	30,000,000	30,001,459
Credit Suisse, N.Y., 0.25%,
4/22/14	60,000,000	60,000,643
Deutsche Bank, N.Y., 0.47%,
4/30/14 (a)	100,000,000	100,000,000
DnB NOR Bank ASA, N.Y.,
0.16%, 2/18/14	50,000,000	50,000,000
Industrial & Commercial Bank of
China, N.Y., 0.46%, 2/3/14	40,000,000	40,000,000
JPMorgan Chase Bank N.A.,
0.28%, 7/28/14 (a)	50,000,000	50,000,000
Mizuho Bank Ltd., N.Y., 0.21%,
4/15/14	20,000,000	20,000,000
Mizuho Bank Ltd., N.Y., 0.20%,
4/28/14	70,000,000	70,000,000
National Australia Bank, N.Y.,
0.20%, 6/18/14 (a)	60,000,000	60,000,000
Norinchukin Bank, N.Y., 0.21%,
2/25/14	80,000,000	80,000,000
Royal Bank of Canada, N.Y.,
0.30%, 2/3/14 (a)	65,000,000	65,000,000
Royal Bank of Canada, N.Y.,
0.29%, 2/19/14 (a)	35,000,000	35,000,000
Royal Bank of Canada, N.Y.,
0.24%, 1/13/15 (a)	50,000,000	50,000,000
Royal Bank of Canada, N.Y. ,
2/4/15 (a)	25,000,000	25,000,000
Royal Bank of Canada, N.Y.,
0.33%, 2/4/15 (a)	15,500,000	15,500,000
Shinhan Bank, N.Y., 0.35%,
3/17/14	30,000,000	30,000,000
Shinhan Bank, N.Y., 0.35%,
4/3/14	20,000,000	20,000,000
Shinhan Bank, N.Y., 0.35%,
4/23/14	20,000,000	20,000,000
Societe' Generale, N.Y., 0.28%,
10/31/14 (a)	80,000,000	80,000,000
Sumitomo Mitsui Bank, N.Y.,
0.10%, 2/4/14	50,000,000	50,000,000
Sumitomo Mitsui Bank, N.Y.,
0.21%, 4/30/14	90,000,000	90,000,000
Svenska Handelsbanken NY,
0.22%, 3/24/14	30,000,000	30,000,206
Svenska Handelsbanken, N.Y.,
0.17%, 4/14/14	25,000,000	25,000,249
Toronto Dominion Bank, N.Y.,
0.21%, 6/17/14 (a)	13,000,000	13,000,000
Toronto Dominion Bank, N.Y.,
0.23%, 7/28/14 (a)	20,000,000	20,000,000
Toronto Dominion Bank, N.Y.,
0.22%, 11/18/14 (a)	55,000,000	55,000,000
		1,699,308,174

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,699,308,174)		1,699,308,174
Commercial Paper and Notes — 31.6%
Banking — 13.5%
Australia & New Zealand
Banking Group Ltd., 0.28%,
4/15/14 (a)(b)	25,000,000	25,000,000
Australia & New Zealand
Banking Group Ltd., 0.30%,
1/16/15 (a)(b)	25,000,000	25,000,000
Bank of Nova Scotia Houston,
0.19%, 3/26/14 (c)	50,000,000	49,986,382
Bank of Nova Scotia Houston,
0.22%, 4/25/14 (c)	20,000,000	19,990,086
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.19%, 4/14/14 (c)	25,000,000	24,990,500
Banque et Caisse d'Epargne de
I'Etat, 0.13%, 3/6/14 (c)	25,000,000	24,997,021
Commonwealth Bank of
Australia, 0.24%, 5/16/14 (a)	10,000,000	10,000,000
Commonwealth Bank of
Australia, 0.24%, 9/11/14 (a)(b)	40,000,000	40,000,000
DnB NOR Bank ASA, N.Y.,
0.17%, 4/1/14 (b)(c)	25,000,000	24,993,035
Kookmin Bank, N.Y., 0.25%,
2/6/14 (b)(c)	20,000,000	19,999,306
Kookmin Bank, N.Y., 0.24%,
3/3/14 (b)(c)	10,000,000	9,998,000
Kookmin Bank, N.Y., 0.26%,
3/5/14 (b)(c)	11,000,000	10,997,458
Korea Development Bank, N.Y.,
0.30%, 5/22/14 (c)	10,000,000	9,990,833
Nordea Bank AB, 0.18%,
3/26/14 (b)(c)	65,000,000	64,983,254
Nordea Bank AB, 0.22%,
6/5/14 (b)(c)	30,000,000	29,977,784
Nordea Bank AB, 0.21%,
6/12/14 (b)(c)	45,000,000	44,965,613
Oversea-Chinese Bank Corp.
Ltd., 0.20%, 4/3/14 (c)	20,000,000	19,993,222
Svenska Handelsbank, Inc.,
0.25%, 2/4/14 (b)(c)	20,000,000	19,999,583
Svenska Handelsbank, Inc.,
0.16%, 3/27/14 (b)(c)	15,000,000	14,996,400
United Overseas Bank Ltd.,
0.22%, 3/10/14 (b)(c)	25,000,000	24,994,347

See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes — 31.6%, continued
Banking, continued
United Overseas Bank Ltd.,
0.22%, 6/26/14 (b)(c)	28,000,000	27,975,189
Westpac Securities NZ Ltd.,
0.17%, 3/12/14 (b)(c)	32,136,000	32,130,082
Westpac Securities NZ Ltd.,
0.17%, 3/27/14 (b)(c)	40,000,000	39,989,800
Westpac Securities NZ Ltd.,
0.28%, 4/11/14 (a)(b)	29,000,000	29,000,208
		644,948,103
Diversified — 6.3%
Caisse Centrale Desjardins du
Quebec, 0.24%, 2/19/14 (b)(c)	20,000,000	19,997,600
Caisse Centrale Desjardins du
Quebec, 0.17%, 4/9/14 (b)(c)	20,000,000	19,993,858
Caisse Centrale Desjardins du
Quebec, 0.18%, 4/15/14 (b)(c)	25,000,000	24,990,875
Caisse des Depots et
Consignations, 0.17%,
3/4/14 (c)	30,000,000	29,995,608
Caisse des Depots et
Consignations, 0.17%,
4/16/14 (c)	20,000,000	19,993,011
Caisse des Depots et
Consignations, 0.35%,
8/29/14 (b)(c)	30,000,000	29,939,042
Erste Abwicklungsanstalt,
0.20%, 2/5/14 (b)(c)	85,000,000	84,998,112
Erste Abwicklungsanstalt,
0.35%, 2/12/14 (b)(c)	15,000,000	14,998,396
Erste Abwicklungsanstalt,
0.13%, 2/19/14 (b)(c)	19,000,000	18,998,765
Erste Abwicklungsanstalt,
0.16%, 2/20/14 (b)(c)	30,000,000	29,997,467
Erste Abwicklungsanstalt,
0.17%, 4/2/14 (b)(c)	9,000,000	8,997,450
		302,900,184
Finance — 11.8%
Antalis US Funding Corp.,
0.23%, 4/16/14 (b)(c)	19,000,000	18,991,017
ASB Finance Ltd., 0.18%,
3/4/14 (b)(c)	20,000,000	19,996,900
ASB Finance Ltd., 0.27%,
9/2/14 (a)(b)	25,000,000	25,000,000
BNZ International Funding,
0.22%, 6/13/14 (b)(c)	30,000,000	29,975,800
National Australia Funding,
0.22%, 2/20/14 (b)(c)	20,000,000	19,997,731
National Australia Funding,
0.14%, 3/26/14 (b)(c)	40,000,000	39,991,756
Natixis US Finance Co. LLC,
0.10%, 2/3/14 (c)	180,000,000	179,999,000
Nieuw Amsterdam Receivables
Corp., 0.18%, 2/3/14 (b)(c)	20,000,000	19,999,806
Rabobank USA Finance Corp.,
0.21%, 4/2/14 (c)	70,000,000	69,975,500
Rabobank USA Finance Corp.,
0.23%, 7/7/14 (c)	45,000,000	44,955,150
Sheffield Receivables, 0.19%,
2/19/14 (b)(c)	25,000,000	24,997,625
Toyota Motor Credit Corp.,
0.24%, 2/4/14 (c)	23,000,000	22,999,540
Toyota Motor Credit Corp.,
0.28%, 5/9/14 (c)	20,000,000	19,984,911
Toyota Motor Credit Corp.,
0.26%, 8/8/14 (c)	25,000,000	24,966,056
		561,830,792

TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,509,679,079)		1,509,679,079
Corporate Obligations — 6.0%
Banking — 4.2%
Bank of America N.A., 0.19%,
3/10/14	35,000,000	35,000,000
JPMorgan Chase Bank N.A.,
0.34%, 2/18/15	25,000,000	25,000,000
JPMorgan Chase Bank N.A.,
0.36%, 12/21/14	20,000,000	20,000,000
U.S. BanCorp, 4.20%, 5/15/14,
MTN	20,733,000	20,971,848
Wells Fargo Bank N.A., 0.29%,
1/10/15	40,000,000	40,000,000
Wells Fargo Bank N.A., 0.29%,
2/13/15, MTN	60,000,000	60,000,000
		200,971,848
Finance — 1.6%
General Electric Capital Corp.,
5.50%, 6/4/14, MTN	23,733,000	24,150,609
General Electric Capital Corp.,
5.90%, 5/13/14	19,380,000	19,686,524
MetLife Institutional Funding,
0.61%, 1/6/15 (a)(b)	34,400,000	34,521,096
		78,358,229
Household Products — 0.2%
The Procter & Gamble Co.,
0.70%, 8/15/14	7,250,000	7,266,617

TOTAL CORPORATE OBLIGATIONS
(COST $286,596,694)		286,596,694
Yankee Dollars — 1.5%
Banking — 1.1%
Westpac Banking Corp., 0.38%,
1/31/15 (a)	35,000,000	35,000,000
Westpac Banking Corp., 0.98%,
3/31/14 (a)(b)	15,750,000	15,767,873
		50,767,873
Commercial Banks — 0.5%
Commonwealth Bank of
Australia, 0.97%, 3/17/14 (a)(b)	12,500,000	12,511,131
Commonwealth Bank of
Australia, 2.13%, 3/17/14 (b)	10,000,000	10,022,075
		22,533,206

TOTAL YANKEE DOLLARS (COST $73,301,079)		73,301,079

See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Time Deposits — 18.0%
Abbey National Treasury
Services, 0.09%, 2/3/14	100,000,000	100,000,000
ABN AMRO Bank NV, 0.08%,
2/3/14	150,000,000	150,000,000
Australia & New Zealand Bank,
0.04%, 2/3/14	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.07%, 2/3/14	70,000,000	70,000,000
Credit Industriel et Commercial,
N.Y., 0.09%, 2/3/14	100,000,000	100,000,000
Credit Agricole CIB, N.Y.,
0.09%, 2/3/14	126,000,000	126,000,000
Nordea Bank AB, 0.03%,
2/3/14	75,000,000	75,000,000
Sumitomo Mitsui Bank, N.Y.,
0.05%, 2/3/14	90,000,000	90,000,000

TOTAL TIME DEPOSITS
(Cost $861,000,000)		861,000,000
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills — 1.1%
0.08%, 3/6/14 (d)	50,000,000	49,996,311
U.S. Treasury Notes — 6.7%
0.38%, 11/15/14	20,000,000	20,034,847
1.75%, 3/31/14	50,000,000	50,124,315
1.88%, 2/28/14	50,000,000	50,062,616
2.25%, 5/31/14	50,000,000	50,342,126
2.38%, 8/31/14	50,000,000	50,634,369
2.38%, 9/30/14	100,000,000	101,451,864
		322,650,137

TOTAL U.S. TREASURY OBLIGATIONS
(COST $372,646,448)		372,646,448
TOTAL INVESTMENT SECURITIES
(COST $4,802,531,474) — 100.5%		4,802,531,474

Percentages indicated are based on net assets of $4,780,669,625.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
(d)	Discount note. Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note
LLC	Limited Liability Company

See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 28.8%
Federal Farm Credit Bank — 7.9%
0.02%, 2/10/14 (a)	18,000,000	17,999,633
0.04%, 2/3/14 (b)	90,000,000	89,999,801
0.10%, 3/26/14 (a)	23,500,000	23,500,056
0.10%, 10/24/14 (a)	18,000,000	17,999,326
0.12%, 5/26/15 (a)	50,000,000	50,000,000
0.12%, 6/6/14 (a)	30,000,000	29,998,956
0.16%, 6/11/14	15,000,000	14,999,344
0.17%, 2/27/15 (a)	3,695,000	3,696,200
0.20%, 7/24/15 (a)	22,150,000	22,172,225
2.13%, 3/5/14	50,000,000	50,094,275
		320,459,816
Federal Home Loan Bank — 10.0%
0.03%, 2/7/14 (b)	50,000,000	49,999,750
0.09%, 6/27/14 (a)	15,000,000	14,999,398
0.10%, 9/2/14 (a)	15,000,000	14,999,561
0.11%, 3/19/14 (b)	101,000,000	100,986,450
0.11%, 6/5/14 (a)	75,000,000	74,998,552
0.13%, 3/27/14	18,000,000	17,999,019
0.13%, 7/25/14	15,000,000	14,996,656
0.14%, 6/16/14 (a)	30,000,000	30,000,604
0.16%, 3/3/14 (b)	45,000,000	44,994,188
0.17%, 3/24/14 (b)	15,000,000	14,996,494
0.19%, 7/22/14	25,000,000	24,998,477
		403,969,149
Federal Home Loan Mortgage Corp. — 9.4%
0.09%, 3/17/14 (b)	83,350,000	83,341,341
0.12%, 6/18/14 (b)	25,000,000	24,988,583
0.14%, 10/16/15 (a)	160,000,000	160,000,000
0.15%, 11/25/15 (a)	75,000,000	75,000,000
0.21%, 2/27/15	40,000,000	40,000,000
		383,329,924
Federal National Mortgage Association — 1.5%
0.09%, 2/5/14 (b)	12,734,000	12,733,868
0.34%, 1/27/15 (a)	3,065,000	3,071,881
0.46%, 11/21/14 (a)	6,000,000	6,017,059
0.63%, 10/30/14	31,573,000	31,681,764
0.88%, 8/28/14	7,500,000	7,529,952
		61,034,524

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(COST $1,168,793,413)		1,168,793,413
U.S. Treasury Obligations — 32.2%
U.S. Treasury Bills — 3.7%
0.13%, 4/24/14 (b)	150,000,000	149,956,438
U.S. Treasury Notes — 28.5%
0.25%, 3/31/14	100,000,000	100,026,880
0.38%, 11/15/14	45,000,000	45,078,568
0.50%, 10/15/14	34,500,000	34,591,697
1.25%, 2/15/14	225,000,000	225,098,304
1.25%, 3/15/14	250,000,000	250,344,512
1.25%, 4/15/14	15,000,000	15,032,499
1.75%, 3/31/14	115,000,000	115,298,000
2.25%, 1/31/15	65,000,000	66,347,126
2.38%, 9/30/14	250,000,000	253,614,591
4.25%, 11/15/14	50,000,000	51,603,827
		1,157,036,004

TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,306,992,442)		1,306,992,442

Repurchase Agreements — 36.9%
Barclays Capital Group,
purchased on 1/31/14,
0.03%, due on 2/4/14 with
a maturity value of
$250,000,833,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-8.00%,
4/15/15-12/20/62, fair
value $255,000,000	250,000,000	250,000,000
Barclays Capital Group,
purchased on 1/31/14,
0.02%, due on 2/3/14 with
a maturity value of
$200,000,333,
collateralized by various
U.S. Treasury Obligations,
2.13%-2.38%, 8/31/14-
8/15/21, fair value
$204,031,317	200,000,000	200,000,000
BNP Paribas, purchased on
1/31/14, 0.03%, due on
2/7/14 with a maturity
value of $300,001,750,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.75%-7.00%,
4/1/17-11/1/47, fair value
$306,000,001	300,000,000	300,000,000
Citigroup Global Markets,
purchased on 1/31/14,
0.02%, due on 2/3/14 with
a maturity value of
$150,000,250,
collateralized by various
U.S. Treasury Obligations,
1.25%-2.38%, 11/30/18-
1/15/27, fair value
$153,000,015	150,000,000	150,000,000
Citigroup Global Markets,
purchased on 1/31/14,
0.03%, due on 2/3/14 with
a maturity value of
$100,000,250,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.21%-5.00%,
10/1/20-9/1/43, fair value
$102,000,001	100,000,000	100,000,000

See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements — 36.9%, continued
Deutsche Bank, purchased on
1/31/14, 0.03%, due on
2/3/14 with a maturity
value of $300,000,750,
collateralized by various
U.S. Government and
Government Agency
Obligations, 3.00%-6.00%,
6/1/26-5/20/43, fair value
$306,000,001	300,000,000	300,000,000
Societe Generale, purchased
on 1/31/14, 0.03%, due
on 2/3/14 with a maturity
value of $200,000,500,
collateralized by various
U.S. Treasury Obligations,
0.38%-8.75%, 3/15/15-
2/15/41, fair value
$204,000,099	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $1,500,000,000)		1,500,000,000
TOTAL INVESTMENT SECURITIES
(COST $3,975,785,855) — 97.9%		3,975,785,855

Percentages indicated are based on net assets of $4,062,918,386.
(a)	Variable rate security. The rate presented represents the rate in effect on January 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 96.0%
U.S. Treasury Bills — 5.7%
0.00%, 2/13/14 (a)	8,000,000	8,000,000
0.04%, 3/13/14 (a)	50,000,000	49,997,778
0.06%, 4/3/14 (a)	50,000,000	49,994,917
		107,992,695
U.S. Treasury Notes — 90.3%
0.10%, 1/31/16 (b)	50,000,000	49,994,943
0.25%, 3/31/14	450,000,000	450,124,376
0.63%, 7/15/14	30,000,000	30,061,651
1.25%, 2/15/14	250,000,000	250,113,491
1.25%, 3/15/14	300,000,000	300,405,273
1.75%, 3/31/14	525,000,000	526,375,368
2.38%, 8/31/14	25,000,000	25,317,410
2.38%, 9/30/14	30,000,000	30,439,800
2.38%, 10/31/14	25,000,000	25,415,729
4.00%, 2/15/14	10,000,000	10,014,907
4.25%, 11/15/14	15,000,000	15,480,416
		1,713,743,364

TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,821,736,059)		1,821,736,059
TOTAL INVESTMENT SECURITIES
(COST $1,821,736,059) — 96.0%		1,821,736,059

Percentages indicated are based on net assets of $1,897,667,699.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on January 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 2.0%
HSBC Emerging Markets Debt Fund,
Class I Shares	13,026	127,520
HSBC Prime Money Market Fund,
Class I Shares, 0.03% (a)	230,895	230,895

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $363,028)		358,415
Affiliated Portfolios — 11.6%
HSBC Growth Portfolio		1,339,791
HSBC Opportunity Portfolio		728,137

TOTAL AFFILIATED PORTFOLIOS		2,067,928
Unaffiliated Investment Companies — 42.1%
Artisan Value Fund, Investor Shares	68,579	880,561
Brookfield Global Listed Real Estate
Fund, Institutional Shares	10,132	120,262
Brown Advisory Growth Equity Fund,
Institutional Shares	48,044	880,164
Columbia High Yield Bond Fund,
Class Z Shares	208,793	622,205
CRM Small/Mid Cap Value Fund,
Institutional Shares	41,637	720,742
Delaware Emerging Markets Fund,
Institutional Shares	64,623	979,688
JPMorgan Equity Income Fund, Select
Shares	106,109	1,329,542
JPMorgan High Yield Fund, Select
Shares	77,859	622,872
Principal Global Real Estate Securities
Fund, Institutional Shares	14,445	117,294
Trilogy Emerging Markets Equity Fund,
Institutional Shares	150,606	1,201,839

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $6,999,984)		7,475,169
Exchange Traded Funds — 44.6%
iShares MSCI EAFE Index Fund	40,364	2,567,554
iShares MSCI Emerging Markets Index
Fund	6,274	239,604
PowerShares Global Listed Private
Equity Portfolio ETF	60,684	704,541
SPDR S&P 500 ETF Trust	24,663	4,394,454

TOTAL EXCHANGE TRADED FUNDS
(COST $6,830,425)		7,906,153
TOTAL INVESTMENT SECURITIES — 100.3%		17,807,665

Percentages indicated are based on net assets of $17,754,688.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.9%
HSBC Emerging Markets Debt Fund,
Class I Shares	293,302	2,871,430
HSBC Emerging Markets Local Debt
Fund, Class I Shares	173,574	1,425,040
HSBC Prime Money Market Fund,
Class I Shares, 0.03% (a)	939,195	939,195

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,671,971)		5,235,665
Affiliated Portfolios — 8.4%
HSBC Growth Portfolio		2,614,843
HSBC Opportunity Portfolio		1,425,537

TOTAL AFFILIATED PORTFOLIOS		4,040,380
Unaffiliated Investment Companies — 46.1%
Artisan Value Fund, Investor Shares	134,270	1,724,028
Brookfield Global Listed Real Estate
Fund, Institutional Shares	83,751	994,119
Brown Advisory Growth Equity Fund,
Institutional Shares	93,193	1,707,297
Columbia High Yield Bond Fund,
Class Z Shares	1,079,205	3,216,031
CRM Small/Mid Cap Value Fund,
Institutional Shares	80,601	1,395,207
Delaware Emerging Markets Fund,
Institutional Shares	85,928	1,302,674
Janus Flexible Bond Fund,
Institutional Shares	28,337	296,684
JPMorgan Equity Income Fund,
Select Shares	206,510	2,587,565
JPMorgan High Yield Fund, Select
Shares	402,064	3,216,510
Lord Abbett Core Fixed Income Fund,
Institutional Shares	38,212	414,576
Metropolitan West Total Return Bond,
Institutional Shares	27,819	297,109
PIMCO Commodity RealReturn
Strategy Fund, Institutional
Shares	273,991	1,515,173
PIMCO Total Return Fund,
Institutional Shares	51,146	553,400
Principal Global Real Estate
Securities Fund, Institutional
Shares	123,978	1,006,705
T. Rowe Price New Income Fund,
Retail Shares	43,666	410,898
Trilogy Emerging Markets Equity
Fund, Institutional Shares	199,038	1,588,321

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $21,979,905)		22,226,297
Exchange Traded Funds — 34.8%
iShares iBoxx $ Investment Grade
Corporate Bond	5,332	620,325
iShares MSCI EAFE Index Fund	91,433	5,816,053
iShares MSCI Emerging Markets
Index Fund	12,949	494,522
PowerShares Global Listed Private
Equity Portfolio ETF	111,394	1,293,284
SPDR S&P 500 ETF Trust	48,001	8,552,819

TOTAL EXCHANGE TRADED FUNDS
(COST $14,610,298)		16,777,003
TOTAL INVESTMENT SECURITIES — 100.2%		48,279,345

Percentages indicated are based on net assets of $48,163,139.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 12.4%
HSBC Emerging Markets Debt Fund,
Class I Shares	270,913	2,652,239
HSBC Emerging Markets Local Debt
Fund, Class I Shares	198,651	1,630,928
HSBC Prime Money Market Fund,
Class I Shares, 0.03% (a)	1,012,962	1,012,962

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,702,766)		5,296,129
Affiliated Portfolios — 5.6%
HSBC Growth Portfolio		1,546,812
HSBC Opportunity Portfolio		838,940

TOTAL AFFILIATED PORTFOLIOS		2,385,752
Unaffiliated Investment Companies — 55.9%
Artisan Value Fund, Investor Shares	80,309	1,031,164
ASG Global Alternatives Fund -
Class Y Shares	29,039	321,171
Brookfield Global Listed Real Estate
Fund, Institutional Shares	69,905	829,770
Brown Advisory Growth Equity Fund,
Institutional Shares	56,322	1,031,821
Columbia High Yield Bond Fund,
Class Z Shares	964,079	2,872,956
CRM Small/Mid Cap Value Fund,
Institutional Shares	48,643	842,016
Delaware Emerging Markets Fund,
Institutional Shares	52,493	795,801
Janus Flexible Bond Fund,
Institutional Shares	118,838	1,244,229
JPMorgan Equity Income Fund,
Select Shares	122,850	1,539,310
JPMorgan High Yield Fund, Select
Shares	360,543	2,884,344
Lord Abbett Core Fixed Income Fund,
Institutional Shares	160,946	1,746,262
Metropolitan West Total Return Bond,
Institutional Shares	114,660	1,224,570
PIMCO Commodity RealReturn
Strategy Fund, Institutional
Shares	287,125	1,587,801
PIMCO Total Return Fund,
Institutional Shares	214,908	2,325,308
Principal Global Real Estate
Securities Fund, Institutional
Shares	104,172	845,880
T. Rowe Price New Income Fund,
Retail Shares	183,441	1,726,178
Trilogy Emerging Markets Equity
Fund, Institutional Shares	126,894	1,012,617

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $24,099,404)		23,861,198
Exchange Traded Funds — 26.1%
iShares iBoxx $ Investment Grade
Corporate Bond	3,771	438,718
iShares MSCI EAFE Index Fund	74,831	4,760,000
iShares MSCI Emerging Markets
Index Fund	7,276	277,870
PowerShares Global Listed Private
Equity Portfolio ETF	52,626	610,988
SPDR S&P 500 ETF Trust	28,328	5,047,483

TOTAL EXCHANGE TRADED FUNDS
(COST $9,680,452)		11,135,059
TOTAL INVESTMENT SECURITIES — 100.0%		42,678,138

Percentages indicated are based on net assets of $42,658,648.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 12.4%
HSBC Emerging Markets Debt Fund,
Class I Shares	118,155	1,156,734
HSBC Emerging Markets Local Debt
Fund, Class I Shares	105,833	868,891
HSBC Prime Money Market Fund,
Class I Shares, 0.03% (a)	501,297	501,297

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,732,558)		2,526,922
Affiliated Portfolios — 3.5%
HSBC Growth Portfolio		458,448
HSBC Opportunity Portfolio		249,369

TOTAL AFFILIATED PORTFOLIOS		707,817
Unaffiliated Investment Companies — 65.9%
Artisan Value Fund, Investor Shares	23,554	302,432
ASG Global Alternatives Fund -
Class Y Shares	37,373	413,344
Brookfield Global Listed Real Estate
Fund, Institutional Shares	32,979	391,466
Brown Advisory Growth Equity Fund,
Institutional Shares	16,637	304,796
Columbia High Yield Bond Fund,
Class Z Shares	421,383	1,255,723
CRM Small/Mid Cap Value Fund,
Institutional Shares	14,561	252,049
Delaware Emerging Markets Fund,
Institutional Shares	6,261	94,916
Janus Flexible Bond Fund, Institutional
Shares	108,574	1,136,766
JPMorgan Equity Income Fund, Select
Shares	36,184	453,389
JPMorgan High Yield Fund, Select
Shares	157,321	1,258,571
Lord Abbett Core Fixed Income Fund,
Institutional Shares	146,950	1,594,407
Metropolitan West Total Return Bond,
Institutional Shares	107,383	1,146,853
PIMCO Commodity RealReturn
Strategy Fund, Institutional
Shares	112,567	622,494
PIMCO Total Return Fund, Institutional
Shares	197,546	2,137,448
Principal Global Real Estate Securities
Fund, Institutional Shares	48,325	392,400
T. Rowe Price New Income Fund,
Retail Shares	169,141	1,591,618
Trilogy Emerging Markets Equity Fund,
Institutional Shares	14,436	115,196

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $13,457,065)		13,463,868
Exchange Traded Funds — 18.3%
iShares iBoxx $ Investment Grade
Corporate Bond	2,679	311,675
iShares MSCI EAFE Index Fund	30,363	1,931,391
SPDR S&P 500 ETF Trust	8,369	1,491,188

TOTAL EXCHANGE TRADED FUNDS
(COST $3,244,208)		3,734,254
TOTAL INVESTMENT SECURITIES — 100.1%		20,432,861

Percentages indicated are based on net assets of $20,404,870.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 10.2%
HSBC Emerging Markets Debt Fund,
Class I Shares	4,821	47,196
HSBC Emerging Markets Local Debt
Fund, Class I Shares	7,184	58,983
HSBC Prime Money Market Fund,
Class I Shares, 0.03% (a)	26,454	26,454

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $146,342)		132,633
Unaffiliated Investment Companies — 87.1%
Brookfield Global Listed Real Estate
Fund, Institutional Shares	2,469	29,312
Columbia High Yield Bond Fund,
Class Z Shares	19,043	56,748
Eaton Vance Floating-Rate Fund,
Institutional Shares	5,544	51,005
Federated Strategic Value Dividend
Fund, Institutional Shares	9,954	56,739
Janus Flexible Bond Fund, Institutional
Shares	9,813	102,738
JPMorgan Equity Income Fund, Select
Shares	4,423	55,415
JPMorgan High Yield Fund, Select
Shares	7,073	56,583
Lord Abbett Core Fixed Income Fund,
Institutional Shares	13,261	143,880
Metropolitan West Total Return Bond,
Institutional Shares	9,627	102,816
PIMCO Total Return Fund, Institutional
Shares	17,834	192,959
Principal Global Real Estate Securities
Fund, Institutional Shares	3,574	29,022
T. Rowe Price International Growth &
Income Fund, Retail Shares	6,962	104,993
T. Rowe Price New Income Fund, Retail
Shares	15,307	144,036

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $1,136,823)		1,126,246
Exchange Traded Fund — 1.5%
iShares iBoxx $ Investment Grade
Corporate Bond	168	19,545

TOTAL EXCHANGE TRADED FUND (COST $19,930)		19,545
TOTAL INVESTMENT SECURITIES (COST $1,303,095) — 98.8%		1,278,424

Percentages indicated are based on net assets of $1,294,186.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligation — 0.0%
Pemex Project Funding Master Trust,
6.63%, 6/15/35	10,000	10,433

TOTAL CORPORATE OBLIGATION
(COST $10,888)		10,433
Yankee Dollars — 97.3%
Brazil — 7.5%
Banco ABC Brasil SA, 7.88%, 4/8/20	100,000	99,000
Banco do Brasil SA, Registered,
5.88%, 1/26/22	450,000	425,813
Banco Nacional de Desenvolvimento
Economico e Social, 5.75%,
9/26/23 (a)	200,000	194,750
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	206,250
Caixa Economica Federal, 4.50%,
10/3/18 (a)	150,000	147,000
Federal Republic of Brazil, 4.25%,
1/7/25	650,000	606,774
Federal Republic of Brazil, 8.25%,
1/20/34	180,000	225,000
Federal Republic of Brazil, 7.13%,
1/20/37	540,000	604,800
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	95,000
Petrobras International Finance Co.,
5.75%, 1/20/20	50,000	51,582
Vale Overseas Ltd., 6.88%, 11/21/36	100,000	101,969
Votorantim Cimentos SA, Registered,
7.25%, 4/5/41	200,000	185,000
		2,942,938
Chile — 1.0%
CorpBanca SA, 3.13%, 1/15/18	200,000	191,998
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	218,343
		410,341
China — 2.2%
CNOOC Curtis Funding No.1 Pty
Ltd., 4.50%, 10/3/23 (a)	200,000	197,700
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23 (a)	200,000	178,924
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23 (a)	500,000	492,563
		869,187
Colombia — 5.8%
Bancolombia SA, 5.95%, 6/3/21	100,000	104,250
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	185,500
Republic of Colombia, 4.38%,
7/12/21	740,000	751,100
Republic of Colombia, 2.63%,
3/15/23 , Callable 12/15/22 @ 100	500,000	435,000
Republic of Colombia, 4.00%,
2/26/24	200,000	190,500
Republic of Colombia, 8.13%,
5/21/24	300,000	379,500
Republic of Colombia, 6.13%,
1/18/41	250,000	260,625
		2,306,475
Croatia — 2.7%
Croatia, Registered, 6.75%, 11/5/19	500,000	533,125
Croatia, Registered, 6.63%, 7/14/20	100,000	105,500
Croatia, Registered, 6.38%, 3/24/21	400,000	414,000
		1,052,625
Dominican Republic — 0.3%
Dominican Republic, 7.50%, 5/6/21	100,000	109,125
El Salvador — 0.6%
Republic of El Salvador, 7.75%,
1/24/23 (b)	225,000	241,313
Gabon — 0.5%
Gabonese Republic, 6.38%,
12/12/24 (a)	200,000	205,500
Hungary — 1.1%
Republic of Hungary, 6.38%, 3/29/21	130,000	138,450
Republic of Hungary, 5.38%, 2/21/23	300,000	293,250
		431,700
India — 0.5%
Vedanta Resources plc, Registered,
7.13%, 5/31/23	200,000	178,750
Indonesia — 11.7%
Majapahit Holding BV, 8.00%, 8/7/19	125,000	138,750
PT Pertamina (Persero) Tbk, 4.30%,
5/20/23 (a)	200,000	169,500
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	365,000
Republic of Indonesia, 6.88%,
1/17/18	575,000	640,406
Republic of Indonesia, 3.38%,
4/15/23 (a)	350,000	299,250
Republic of Indonesia, 5.38%,
10/17/23 (a)	500,000	497,500
Republic of Indonesia, 5.88%,
1/15/24 (a)	200,000	203,750
Republic of Indonesia, Registered,
5.88%, 3/13/20	1,150,000	1,213,249
Republic of Indonesia, Registered,
3.75%, 4/25/22	525,000	473,813
Republic of Indonesia, Registered,
5.38%, 10/17/23, MTN	200,000	199,000
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	119,250
Republic of Indonesia, Registered,
6.63%, 2/17/37	175,000	173,688
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	111,250
		4,604,406
Iraq — 0.5%
Republic of Iraq, Registered, 5.80%,
1/15/28 , Callable 3/23/14 @ 100	250,000	210,000

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Ireland (Republic of) — 0.5%
Vnesheconombank, Registered,
5.38%, 2/13/17	200,000	210,140
Kazakhstan — 1.0%
Development Bank of Kazakhstan,
4.13%, 12/10/22 (a)	200,000	179,000
Kazakhstan Temir Zholy, Registered,
6.95%, 7/10/42	200,000	197,500
		376,500
Lebanon — 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21	100,000	111,460
Lithuania — 1.0%
Republic of Lithuania, Registered,
6.13%, 3/9/21	150,000	169,095
Republic of Lithuania, Registered,
6.63%, 2/1/22	200,000	232,250
		401,345
Mexico — 13.2%
Banco Santander SA, 4.13%,
11/9/22 (a)	150,000	140,250
Comision Federal de Electricidad,
4.88%, 1/15/24 (a)	200,000	197,500
Petroleos Mexicanos, 5.50%,
1/21/21	1,000,000	1,065,000
Petroleos Mexicanos, 4.88%,
1/18/24 (a)	50,000	49,762
Petroleos Mexicanos, 6.50%, 6/2/41	200,000	204,525
Petroleos Mexicanos, 5.50%,
6/27/44	30,000	26,826
Petroleos Mexicanos, 6.38%,
1/23/45 (a)	50,000	50,005
United Mexican States, 3.63%,
3/15/22	300,000	295,200
United Mexican States, 4.00%,
10/2/23	1,280,000	1,260,800
United Mexican States, Series A,
6.05%, 1/11/40	1,286,000	1,363,159
United Mexican States, 5.55%,
1/21/45	590,000	582,625
		5,235,652
Namibia — 0.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	200,000	200,500
Nigeria — 0.5%
Republic of Nigeria, 6.38%, 7/12/23 (a)	200,000	204,040
Panama — 3.4%
Republic of Panama, 5.20%, 1/30/20	875,000	950,250
Republic of Panama, 7.13%, 1/29/26	200,000	240,000
Republic of Panama, 4.30%, 4/29/53	200,000	152,000
		1,342,250
Paraguay — 0.5%
Republic of Paraguay, 4.63%,
1/25/23 (c)	200,000	192,500
Peru — 2.3%
Banco de Credito del Peru,
Registered, 4.25%, 4/1/23	70,000	64,050
Republic of Peru, 7.13%, 3/30/19	100,000	119,250
Republic of Peru, 7.35%, 7/21/25	100,000	124,500
Republic of Peru, 8.75%, 11/21/33	110,000	154,550
Republic of Peru, 6.55%, 3/14/37	390,000	443,625
		905,975
Philippines — 1.5%
Republic of Philippines, 4.00%,
1/15/21	250,000	258,125
Republic of Philippines, 4.20%,
1/21/24	200,000	202,000
Republic of Philippines, 7.75%,
1/14/31	100,000	132,000
		592,125
Poland — 1.1%
Republic of Poland, 5.13%, 4/21/21	265,000	288,320
Republic of Poland, 5.00%, 3/23/22	130,000	139,100
		427,420
Republic of Serbia — 0.5%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	210,040
Romania — 0.4%
Romania, 6.13%, 1/22/44 (a)	150,000	146,250
Russian Federation — 12.9%
Alfa Issuance Ltd., Series E, 8.00%,
3/18/15, MTN	100,000	106,290
Gazprom OAO, Registered, 9.25%,
4/23/19	125,000	150,938
Gazprom OAO, Registered, 6.51%,
3/7/22	100,000	105,500
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	104,125
RSHB Capital SA, 6.30%, 5/15/17	475,000	501,719
Russia Foreign Bond, 4.88%,
9/16/23 (a)	400,000	401,000
Russia Foreign Bond, Registered,
7.50%, 3/31/30	2,599,025	2,992,777
RZD Capital Ltd., Series E, 5.74%,
4/3/17	500,000	537,000
Sberbank, Registered, 5.18%,
6/28/19	200,000	207,500
		5,106,849
South Africa — 4.7%
Republic of South Africa, 6.88%,
5/27/19	350,000	393,750
Republic of South Africa, 5.50%,
3/9/20	175,000	184,625
Republic of South Africa, 5.88%,
5/30/22	200,000	211,000
Republic of South Africa, 4.67%,
1/17/24	640,000	604,800
Republic of South Africa, 5.88%,
9/16/25	450,000	460,125
		1,854,300
Sri Lanka — 0.5%
Bank of Ceylon, Registered, 6.88%,
5/3/17	200,000	204,500
Turkey — 11.3%
Republic of Turkey, 5.63%, 3/30/21	1,975,000	1,972,530
Republic of Turkey, 5.13%, 3/25/22	1,175,000	1,122,713

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey, continued
Republic of Turkey, 7.38%, 2/5/25	540,000	585,225
Republic of Turkey, 6.75%, 5/30/40	100,000	98,300
Republic of Turkey, 6.00%, 1/14/41	325,000	290,063
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (a)	200,000	188,540
Turkiye Vakiflar Bankasi TAO, 5.00%,
10/31/18 (a)	200,000	188,000
		4,445,371
Uruguay — 0.9%
Republic of Uruguay, PIK, 7.88%,
1/15/33	260,000	321,425
Republic of Uruguay, PIK, 7.63%,
3/21/36	40,000	48,650
		370,075
Venezuela — 5.9%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	90,000	52,200
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	815,000	513,450
Bolivarian Republic of Venezuela,
Registered, 9.00%, 5/7/23	210,000	134,400
Republic of Venezuela, 7.00%,
12/1/18	100,000	68,000
Republic of Venezuela, 7.75%,
10/13/19	1,545,000	1,027,425
Republic of Venezuela, 9.25%,
9/15/27	500,000	330,000
Republic of Venezuela, Registered,
8.25%, 10/13/24	235,000	141,000
Republic of Venezuela, Registered,
7.00%, 3/31/38	100,000	55,500
		2,321,975

TOTAL YANKEE DOLLARS
(COST $39,804,503)		38,421,627

	Shares
Investment Company — 0.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	316,837	316,837

TOTAL INVESTMENT COMPANY
(COST $316,837)		316,837
TOTAL INVESTMENT SECURITIES
(COST $40,132,228) — 98.1%		38,748,897

Percentages indicated are based on net assets of $39,490,248.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	This security has been deemed illiquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed illiquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
MTN	Medium Term Note
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2014:

Percentage of
Net Assets at
Industry	Value (%)
Sovereign Bonds	75.7
Oil, Gas & Consumable Fuels	8.6
Commercial Banks	8.3
Transportation Infrastructure	1.9
Electric Utilities	0.9
Metals & Mining	0.8
Investment Company	0.8
Capital Markets	0.5
Trading Companies & Distributors	0.5
Diversified Financial Services	0.1
Total	98.1

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

The following tables reflect the open derivative positions held by the Fund as of January 31, 2014.

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Long	3/21/14	21	$2,640,750	$1,924
				$2,640,750	$1,924

Credit Default Swap Agreements - Sell Protection(a)

			Implied Credit					Unrealized
			Spread at	Notional			Upfront Premiums	Appreciation/
		Expiration	January 31, 2014	Amount	Fixed Rate	Value	Paid/(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	1.49	550,000	1.00	(3,647)	(11,666)	8,019
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	1.91	300,000	1.00	(10,185)	(8,671)	(1,514)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	1.91	500,000	1.00	(16,975)	(9,814)	(7,161)
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0.47	500,000	1.00	7,026	(4,641)	11,667
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0.47	500,000	1.00	7,026	(3,227)	10,253
						(16,755)	(38,019)	21,264

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See notes to schedules of portfolio investments.

Forward Foreign Currency Exchange Contracts

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	355,871	155,000	147,346	7,654
Brazilian Real	Barclays Bank PLC	2/4/14	453,915	204,062	187,940	16,122
Brazilian Real	Barclays Bank PLC	2/4/14	480,023	197,841	198,750	(909)
Brazilian Real	Barclays Bank PLC	2/4/14	2,019,738	848,095	836,257	11,838
Brazilian Real	Standard Chartered Bank	2/4/14	98,797	43,000	40,906	2,094
Brazilian Real	Standard Chartered Bank	2/4/14	905,848	373,345	375,060	(1,715)
Brazilian Real	Standard Chartered Bank	2/4/14	1,542,450	635,721	638,640	(2,919)
				2,457,064	2,424,899	32,165

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	355,871	146,672	147,346	674
Brazilian Real	Barclays Bank PLC	2/4/14	453,915	187,081	187,940	859
Brazilian Real	Barclays Bank PLC	2/4/14	480,023	207,000	198,750	(8,250)
Brazilian Real	Barclays Bank PLC	2/4/14	2,019,738	832,435	836,257	3,822
Brazilian Real	Barclays Bank PLC	4/2/14	2,019,738	837,232	823,798	(13,434)
Brazilian Real	Standard Chartered Bank	2/4/14	98,797	40,719	40,906	187
Brazilian Real	Standard Chartered Bank	2/4/14	905,848	396,502	375,060	(21,442)
Brazilian Real	Standard Chartered Bank	2/4/14	1,542,450	650,000	638,640	(11,360)
Mexican Peso	Barclays Bank PLC	4/8/14	1,573,920	119,991	117,082	(2,909)
South African Rand	Barclays Bank PLC	6/11/14	23,898	2,143	2,107	(36)
Turkish Lira	Barclays Bank PLC	4/7/14	542,947	246,000	235,878	(10,122)
Turkish Lira	Standard Chartered Bank	4/7/14	340,340	154,000	147,857	(6,143)
				3,819,775	3,751,621	(68,154)

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 61.1%†
Brazil — 8.6%
Nota do Tesouro Nacional,
Series F, 10.00%, 1/1/17	6,400,000	2,493,790
Colombia — 1.3%
Republic of Colombia, 9.85%,
6/28/27	650,000,000	391,089
Indonesia — 8.5%
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	784,739
Indonesia Government, Series
FR70, 8.38%, 3/15/24	6,830,000,000	544,218
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	728,941
Indonesia Government, Series
FR65, 6.63%, 5/15/33	6,890,000,000	417,747
		2,475,645
Malaysia — 4.3%
Malaysian Government, Series
0111, 4.16%, 7/15/21	305,000	90,795
Malaysian Government, Series
0112, 3.42%, 8/15/22	3,850,000	1,078,805
Malaysian Government, Series
0412, 4.13%, 4/15/32	340,000	94,294
		1,263,894
Mexico — 5.0%
Mexican Bonos Desarr, Series
M10, 8.50%, 12/13/18 (a)	5,060,700	427,766
Mexican Bonos Desarr, Series
M20, 10.00%, 12/5/24 (a)	7,246,500	679,940
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	2,600,000	210,583
Mexican Bonos Desarr, Series M,
7.75%, 11/13/42 (a)	2,000,000	149,539
		1,467,828
Peru — 2.9%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	195,875
Republic of Peru, Registered,
6.95%, 8/12/31	1,500,000	503,283
Republic of Peru, Registered,
6.90%, 8/12/37	400,000	131,086
		830,244
Poland — 4.8%
Poland Government Bond, Series
1021, 5.75%, 10/25/21	1,040,000	354,646
Poland Government Bond, Series
0922, 5.75%, 9/23/22	660,000	224,833
Poland Government Bond, Series
0429, 5.75%, 4/25/29	2,350,000	803,528
		1,383,007
Russian Federation — 5.6%
Russia Government Bond, Series
6206, 7.40%, 6/14/17 (a)	6,000,000	170,623
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	56,000,000	1,467,350
		1,637,973
South Africa — 3.0%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	2,477,000	224,640
Republic of South Africa, Series
R213, 7.00%, 2/28/31	1,800,000	130,134
Republic of South Africa, Series
R209, 6.25%, 3/31/36	8,000,000	514,525
		869,299
Thailand — 10.9%
Thailand Government Bond,
4.13%, 11/18/16	91,500,000	2,873,839
Thailand Government Bond,
3.63%, 6/16/23	9,000,000	265,952
		3,139,791
Turkey — 6.2%
Turkey Government Bond, Series
5Y, 6.30%, 2/14/18 (a)	2,500,000	952,391
Turkey Government Bond, Series
CPI, 3.00%, 1/6/21	240,000	128,283
Turkey Government Bond,
9.50%, 1/12/22 (a)	590,000	252,175
Turkey Government Bond, Series
CPI, 3.00%, 2/23/22	1,000,000	482,069
		1,814,918

TOTAL FOREIGN BONDS
(COST $21,293,621)		17,767,478
Yankee Dollars — 6.4%
Brazil — 0.5%
Petrobras Global Finance BV,
2.00%, 5/20/16	150,000	148,636
China — 0.7%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,623
Luxembourg — 1.1%
VTB Bank OJSC (VTB Capital
SA), Registered, 6.47%,
3/4/15	300,000	314,580
Russian Federation — 2.0%
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	300,000	318,870
Sberbank of Russia (SB Capital
SA), 5.50%, 7/7/15	250,000	264,225
		583,095
Turkey — 2.1%
Republic of Turkey, 7.00%,
9/26/16	565,000	615,171

TOTAL YANKEE DOLLARS
(COST $1,876,660)		1,861,105
U.S. Treasury Obligation — 2.6%
U.S. Treasury Bills, 0.04%,
6/26/14	750,000	749,873

TOTAL U.S. TREASURY OBLIGATION
(COST $749,849)		749,873

See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Investment Company — 27.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	7,851,888	7,851,888

TOTAL INVESTMENT COMPANY
(COST $7,851,888)		7,851,888
TOTAL INVESTMENT SECURITIES
(COST $31,772,018) — 97.1%		28,230,344

Percentages indicated are based on net assets of $29,087,555.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
MTN	Medium Term Note

See notes to schedules of portfolio investments.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2014:

Percentage of
Net Assets
Industry	at Value (%)
Sovereign Bonds	63.2
Investment Company	27.0
Commercial Banks	3.1
U.S. Treasury Obligation	2.6
Oil, Gas & Consumable Fuels	1.2
Total	97.1

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

The following tables reflect the open derivative positions held by the Fund as of January 31, 2014.

Interest Rate Swap Agreements

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	1-Year BRL CDI	9.71	1/2/15	Barclays Bank PLC	5,700,000	BRL	2,362,401	(28,547)	(28,547)
Pay	1-Year BRL CDI	9.96	1/2/15	JPMorgan Chase Bank N.A.	5,100,000	BRL	2,113,727	(20,124)	(20,124)
Pay	3-Month ZAR-JIBAR-SAFEX	5.94	8/8/15	JPMorgan Chase Bank N.A.	17,000,000	ZAR	1,531,325	(26,871)	(26,871)
Pay	1-Month MXN-TIIE-Banxico	4.33	9/8/15	Barclays Bank PLC	24,603,000	MXN	1,839,889	(641)	(641)
Pay	3-Month ZAR-JIBAR-SAFEX	6.27	11/12/15	JPMorgan Chase Bank N.A.	16,600,000	ZAR	1,495,293	(24,892)	(24,892)
Pay	1-Year BRL CDI	10.94	1/2/16	Barclays Bank PLC	5,700,000	BRL	2,362,401	(42,076)	(42,076)
Receive	1-Month MXN-TIIE-Banxico	4.38	1/21/16	Barclays Bank PLC	30,000,000	MXN	2,243,494	3,578	3,578
Receive	1-Month MXN-TIIE-Banxico	4.34	1/26/16	Barclays Bank PLC	30,000,000	MXN	2,243,494	5,785	5,785
Pay	1-Year ZAR-JIBAR-SAFEX	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	1,801,558	(127,868)	(127,868)
Pay	3-Month MYR-KLIBOR-BNM	3.52	1/25/18	Standard Chartered Bank	2,200,000	MYR	657,698	(7,815)	(7,815)
Pay	3-Month MYR-KLIBOR-BNM	3.24	5/3/18	Standard Chartered Bank	1,500,000	MYR	448,430	(11,091)	(11,091)
Pay	1-Month MXN-TIIE-Banxico	5.67	1/17/19	Barclays Bank PLC	13,000,000	MXN	972,181	(2,670)	(2,670)
Pay	1-Month MXN-TIIE-Banxico	5.66	1/22/19	Barclays Bank PLC	13,000,000	MXN	972,181	(3,583)	(3,583)
Pay	1-Year BRL CDI	10.02	1/4/21	Barclays Bank PLC	2,400,000	BRL	994,695	(76,296)	(76,296)
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	467,395	2,303	2,303
Pay	1-Month MXN-TIIE-Banxico	6.38	7/11/23	Credit Suisse International	14,000,000	MXN	1,046,964	(34,635)	(34,635)
Pay	1-Month MXN-TIIE-Banxico	6.47	9/12/23	JPMorgan Chase Bank N.A.	6,000,000	MXN	448,699	(13,153)	(13,153)
Pay	1-Month MXN-TIIE-Banxico	6.21	10/6/23	Barclays Bank PLC	10,000,000	MXN	747,831	(36,784)	(36,784)
								(445,380)	(445,380)

See notes to schedules of portfolio investments.

Forward Foreign Currency Exchange Contracts

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	328,104	147,000	135,849	11,151
Brazilian Real	Barclays Bank PLC	2/4/14	355,500	146,519	147,192	(673)
Brazilian Real	Barclays Bank PLC	2/4/14	968,887	422,000	401,160	20,840
Brazilian Real	Barclays Bank PLC	2/4/14	994,290	446,992	411,678	35,314
Brazilian Real	Barclays Bank PLC	2/4/14	1,604,713	661,383	664,420	(3,037)
Brazilian Real	Barclays Bank PLC	2/4/14	2,008,629	843,430	831,658	11,772
Brazilian Real	Standard Chartered Bank	2/4/14	271,117	118,000	112,254	5,746
Brazilian Real	Standard Chartered Bank	2/4/14	2,610,813	1,076,047	1,080,988	(4,941)
Chilean Peso	Standard Chartered Bank	2/14/14	326,312,040	598,189	586,729	11,460
Chinese Yuan	JPMorgan Chase Bank N.A.	2/20/14	430,290	70,000	70,982	(982)
Chinese Yuan	Standard Chartered Bank	2/20/14	3,791,712	622,000	625,496	(3,496)
Colombian Peso	Barclays Bank PLC	2/28/14	1,140,388,345	567,357	565,153	2,204
Colombian Peso	Barclays Bank PLC	2/28/14	1,195,350,000	613,000	592,390	20,610
European Euro	Barclays Bank PLC	3/19/14	45,473	61,589	61,325	264
European Euro	Standard Chartered Bank	3/19/14	437,000	595,865	589,342	6,523
Hungarian Forint	Standard Chartered Bank	2/6/14	209,457,712	937,590	905,436	32,154
Indonesian Rupiah	Barclays Bank PLC	2/7/14	752,700,000	65,000	61,603	3,397
Indonesian Rupiah	Barclays Bank PLC	4/15/14	1,446,600,000	120,000	117,008	2,992
Indonesian Rupiah	Standard Chartered Bank	2/7/14	400,160,000	34,304	32,750	1,554
Indonesian Rupiah	Standard Chartered Bank	10/17/14	1,152,860,000	91,497	89,924	1,573
Korean Won	Barclays Bank PLC	7/15/14	651,600,000	609,884	605,811	4,073
Korean Won	JPMorgan Chase Bank N.A.	2/6/14	651,600,000	602,998	608,756	(5,758)
Malaysian Ringgit	Barclays Bank PLC	2/10/14	7,447,889	2,276,250	2,225,366	50,884
Mexican Peso	Barclays Bank PLC	2/4/14	2,975,000	222,438	222,414	24
Mexican Peso	Barclays Bank PLC	2/5/14	990,000	74,074	74,008	66
Mexican Peso	Barclays Bank PLC	2/5/14	993,000	74,181	74,232	(51)
Mexican Peso	Barclays Bank PLC	2/5/14	993,000	74,181	74,232	(51)
Mexican Peso	Barclays Bank PLC	2/5/14	1,980,000	148,582	148,016	566
Mexican Peso	JPMorgan Chase Bank N.A.	4/8/14	9,127,735	692,255	679,002	13,253
Peruvian Nuevo Sol	Standard Chartered Bank	2/20/14	1,357,373	486,863	479,416	7,447
Peruvian Nuevo Sol	Standard Chartered Bank	10/7/14	441,000	150,000	150,862	(862)
Peruvian Nuevo Sol	Standard Chartered Bank	10/7/14	699,847	239,387	239,411	(24)
Philippine Peso	Standard Chartered Bank	2/25/14	8,118,880	179,304	179,119	185
Polish Zloty	Barclays Bank PLC	2/3/14	97,000	31,033	30,790	243
Polish Zloty	Standard Chartered Bank	3/4/14	398,905	130,000	126,397	3,603
Russian Ruble	Standard Chartered Bank	2/6/14	13,936,495	424,021	396,290	27,731
Russian Ruble	Standard Chartered Bank	7/14/14	12,945,970	377,918	356,291	21,627
Singapore Dollar	Barclays Bank PLC	4/10/14	352,471	278,000	276,152	1,848
Singapore Dollar	Standard Chartered Bank	4/10/14	390,472	308,000	305,924	2,076
South African Rand	Standard Chartered Bank	2/3/14	300,000	26,858	27,012	(154)
Taiwan Dollar	Barclays Bank PLC	10/16/14	8,872,500	297,186	295,650	1,536
Taiwan Dollar	JPMorgan Chase Bank N.A.	2/7/14	8,872,500	304,270	292,947	11,323
Thai Baht	Standard Chartered Bank	6/17/14	25,682,033	772,508	773,270	(762)
				17,017,953	16,724,705	293,248

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	328,104	135,228	135,849	621
Brazilian Real	Barclays Bank PLC	2/4/14	355,500	150,000	147,192	(2,808)
Brazilian Real	Barclays Bank PLC	2/4/14	968,887	399,327	401,160	1,833
Brazilian Real	Barclays Bank PLC	2/4/14	994,290	409,797	411,678	1,881
Brazilian Real	Barclays Bank PLC	2/4/14	1,604,713	692,000	664,420	(27,580)
Brazilian Real	Barclays Bank PLC	2/4/14	2,008,629	827,857	831,658	3,801
Brazilian Real	Barclays Bank PLC	4/2/14	2,008,629	832,627	819,267	(13,360)
Brazilian Real	Standard Chartered Bank	2/4/14	271,117	111,741	112,254	513
Brazilian Real	Standard Chartered Bank	2/4/14	2,610,813	1,142,788	1,080,988	(61,800)
Brazilian Real	Standard Chartered Bank	4/2/14	368,850	150,000	150,444	444
Chilean Peso	Bank of America	2/14/14	326,312,040	618,894	586,729	(32,165)
Chilean Peso	Standard Chartered Bank	5/28/14	326,312,040	592,014	580,296	(11,718)
Chinese Yuan	Standard Chartered Bank	2/20/14	22,077	3,618	3,642	24
Chinese Yuan	Standard Chartered Bank	2/20/14	4,199,925	683,192	692,836	9,644
Colombian Peso	Barclays Bank PLC	8/4/14	1,140,388,345	559,837	557,398	(2,439)
Colombian Peso	Standard Chartered Bank	2/28/14	2,335,738,345	1,228,237	1,157,543	(70,694)
Hungarian Forint	Barclays Bank PLC	2/6/14	19,874,700	90,000	85,914	(4,086)
Hungarian Forint	Standard Chartered Bank	2/6/14	189,583,012	853,094	819,523	(33,571)
Hungarian Forint	Standard Chartered Bank	7/23/14	98,091,000	420,000	418,747	(1,253)
Hungarian Forint	Standard Chartered Bank	7/23/14	209,457,712	928,591	894,168	(34,423)
Indian Rupee	Barclays Bank PLC	3/24/14	9,197,790	147,000	145,105	(1,895)
Indian Rupee	Standard Chartered Bank	3/24/14	532,280	8,338	8,397	59
Indian Rupee	Standard Chartered Bank	3/24/14	18,064,100	290,000	284,980	(5,020)
Indonesian Rupiah	Standard Chartered Bank	2/7/14	1,152,860,000	96,960	94,354	(2,606)
Korean Won	Barclays Bank PLC	2/6/14	651,600,000	615,297	608,756	(6,541)
Malaysian Ringgit	Barclays Bank PLC	7/16/14	7,447,889	2,257,141	2,205,006	(52,135)
Malaysian Ringgit	JPMorgan Chase Bank N.A.	2/10/14	224,588	70,000	67,105	(2,895)
Malaysian Ringgit	Standard Chartered Bank	2/10/14	493,865	156,000	147,563	(8,437)
Malaysian Ringgit	Standard Chartered Bank	2/10/14	6,729,436	2,105,449	2,010,699	(94,750)
Malaysian Ringgit	Standard Chartered Bank	7/16/14	202,337	61,000	59,903	(1,097)
Mexican Peso	Barclays Bank PLC	4/8/14	990,000	73,705	73,645	(60)
Mexican Peso	Barclays Bank PLC	4/8/14	993,000	73,813	73,868	55
Mexican Peso	Barclays Bank PLC	4/8/14	993,000	73,813	73,868	55
Mexican Peso	Barclays Bank PLC	4/8/14	1,980,000	147,849	147,290	(559)
Mexican Peso	Barclays Bank PLC	4/8/14	2,975,000	221,321	221,307	(14)
Mexican Peso	Barclays Bank PLC	4/8/14	30,591,615	2,332,211	2,275,677	(56,534)
Mexican Peso	Standard Chartered Bank	4/8/14	919,000	69,743	68,363	(1,380)
Peruvian Nuevo Sol	Standard Chartered Bank	2/20/14	657,526	233,000	232,235	(765)
Peruvian Nuevo Sol	Standard Chartered Bank	2/20/14	699,847	246,990	247,182	192
Philippine Peso	Standard Chartered Bank	2/25/14	8,118,880	188,680	179,119	(9,561)
Philippine Peso	Standard Chartered Bank	7/30/14	8,118,880	178,791	178,869	78
Polish Zloty	Barclays Bank PLC	6/5/14	97,000	30,808	30,553	(255)
Polish Zloty	Standard Chartered Bank	3/4/14	3,863,561	1,240,527	1,224,207	(16,320)
Romanian Leu	Standard Chartered Bank	3/4/14	1,113,572	338,523	333,514	(5,009)
Russian Ruble	Barclays Bank PLC	2/6/14	990,525	30,000	28,166	(1,834)
Russian Ruble	Credit Suisse	7/14/14	50,870,498	1,422,553	1,400,028	(22,525)
Russian Ruble	Standard Chartered Bank	2/6/14	12,945,970	387,697	368,124	(19,573)
Singapore Dollar	Standard Chartered Bank	4/10/14	743,683	584,974	582,656	(2,318)
South African Rand	Barclays Bank PLC	6/11/14	27,706,933	2,484,815	2,442,392	(42,423)
South African Rand	JPMorgan Chase Bank N.A.	4/15/14	1,633,353	145,000	145,476	476
South African Rand	Standard Chartered Bank	4/15/14	3,845,282	349,000	342,482	(6,518)
South African Rand	Standard Chartered Bank	6/11/14	300,000	26,309	26,445	136
Taiwan Dollar	Barclays Bank PLC	2/7/14	8,872,500	295,356	292,947	(2,409)
Turkish Lira	Barclays Bank PLC	4/7/14	710,496	320,000	308,668	(11,332)
Turkish Lira	Barclays Bank PLC	4/7/14	743,534	334,000	323,021	(10,979)
Turkish Lira	Standard Chartered Bank	4/7/14	1,792,603	802,167	778,778	(23,389)
				29,267,672	28,582,454	(685,218)

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 80.9%
Cambodia — 1.0%
NagaCorp Ltd.	1,102,000	1,054,438
Colombia — 1.7%
Banco Davivienda SA	139,633	1,482,922
Ecopetrol SA	175,062	305,809
		1,788,731
Croatia — 0.5%
Hrvatski Telekom dd	18,622	558,428
Egypt — 1.2%
Centamin plc (a)	1,097,037	789,006
Global Telecom Holding GDR (a)	136,808	508,980
		1,297,986
Estonia — 0.4%
Tallink Group Ltd.	388,290	471,600
Georgia — 2.8%
Bank of Georgia Holdings plc	84,954	2,997,312
Kazakhstan — 1.5%
KazMunaiGas Exploration
Production GDR (b)	108,164	1,564,851
Kenya — 1.0%
Safaricom Ltd.	8,668,900	1,104,346
Kuwait — 6.3%
Kuwait Projects Co. (Holding) KSC	1,056,875	2,459,869
Mabanee Co. SAKC	457,550	1,911,591
Mobile Telecommunications Co.	545,000	1,317,139
National Bank of Kuwait	342,850	1,144,988
		6,833,587
Nigeria — 10.1%
Dangote Cement plc	1,115,592	1,604,456
Diamond Bank plc (a)	35,071,177	1,502,839
FBN Holdings plc	18,302,589	1,635,628
Guaranty Trust Bank plc	9,932,877	1,681,342
Nestle Foods Nigeria plc	217,516	1,509,689
Nigerian Breweries plc	1,171,588	1,131,203
Zenith Bank plc	12,855,509	1,855,215
		10,920,372
Oman — 3.7%
Bank Muscat SAOG	1,384,457	2,358,402
Renaissance Services SAOG (a)	811,782	1,673,937
		4,032,339
Pakistan — 11.0%
Bank Alfalah Ltd.	4,844,000	1,271,200
D.G. Khan Cement Co. Ltd.	3,084,500	2,803,903
Engro Corp. Ltd. (a)	1,700,300	2,875,691
MCB Bank Ltd.	291,745	786,482
Pakistan Petroleum Ltd.	873,050	1,834,650
The Hub Power Co. Ltd.	1,668,692	1,019,476
United Bank Ltd.	998,600	1,265,777
		11,857,179
Peru — 2.1%
Credicorp Ltd.	17,400	2,295,408
Philippines — 4.0%
Cebu Air, Inc.	785,700	857,144
First Gen Corp.	3,525,900	1,216,350
Security Bank Corp.	484,924	1,210,509
SM Investments Corp.	68,935	1,066,516
		4,350,519
Qatar — 13.9%
Doha Bank QSC	37,685	662,078
Gulf International Services QSC	52,535	1,092,816
Industries Qatar QSC	61,386	3,033,281
Qatar Electricity & Water Co.	27,145	1,349,692
Qatar Islamic Bank	105,524	2,175,108
Qatar National Bank (a)	69,416	3,514,683
Qatar Telecom (QTEL) QSC	74,796	3,049,795
		14,877,453
Romania — 2.1%
SIF 5 Oltenia Craiova	3,940,000	2,223,964
Sri Lanka — 1.4%
John Keells Holdings plc	853,718	1,556,159
Turkmenistan — 2.0%
Dragon Oil plc	222,455	2,144,334
Ukraine — 0.0%
EastCoal, Inc. (a)	36,050	324
EastCoal, Inc. (a)	181,908	2,541
		2,865
United Arab Emirates — 14.2%
Al Noor Hospitals Group plc (a)	27,903	385,758
Aramex PJSC	71,225	58,799
DAMAC Real Estate Development
Ltd., GDR (a)	76,674	1,054,268
DP World Ltd.	119,104	2,171,391
Emaar Properties PJSC	1,747,678	3,804,117
First Gulf Bank PJSC	372,730	2,019,119
National Bank of Abu Dhabi	339,818	1,408,123
NMC Health plc	194,584	1,561,029
Union National Bank PJSC	1,493,956	2,792,946
		15,255,550
TOTAL COMMON STOCKS
(COST $79,236,324)		87,187,421

	Principal
	Amount ($)
Convertible Corporate Bonds — 0.0%
Oman — 0.0%
Bank Muscat SAOG, 4.50%, 3/20/16	45,141	12,428
Renaissance Services SAOG, 3.75%, 7/25/17	142,800	40,800
		53,228
TOTAL CONVERTIBLE CORPORATE BONDS
(COST $74,763)		53,228

	Shares
Warrants — 0.0%
Sri Lanka — 0.0%
John Keells Holdings plc , 11/12/15 (a)	1	1
John Keells Holdings plc , 11/11/16 (a)	1	–
		1
Ukraine — 0.0%
EastCoal, Inc. , 5/31/15 (a) (c)	360,500	–

TOTAL WARRANTS
(COST $–)		1

See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Participatory Notes — 12.0%
Netherlands — 0.0%
FTP Corp., 9/6/16, (JPMorgan
Chase)	20,310	53,586
Saudi Arabia — 7.8%
Etihad Etisalat Co., 9/27/16,
(Deutsche Bank AG)	31,418	735,093
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)	184,683	2,622,185
Saudi Dairy & Foodstuff Co.,
3/25/15, (Merrill Lynch
International & Co.)	12,126	258,547
Saudi Dairy & Foodstuff Co.,
4/30/15, (Citigroup Global Markets
Holding, Inc.)	53,659	1,148,150
United Electronics Co., 2/13/15,
(Citigroup Global Markets
Holding, Inc.)	58,325	1,551,619
Yanbu National Petrochemical Co.,
10/14/15, (Credit Suisse AG)	105,740	2,065,208
		8,380,802
Vietnam — 4.2%
PetroVietnam Drilling & Well
Services JSC, 9/6/16,
(JPMorgan Chase)	696,058	2,382,468
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global Markets
Holding, Inc.)	314,599	2,109,386
		4,491,854
TOTAL PARTICIPATORY NOTES
(COST $11,781,896)		12,926,242

	Shares
Investment Company — 6.1%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	6,534,552	6,534,552
TOTAL INVESTMENT COMPANY
(COST $6,534,552)		6,534,552
TOTAL INVESTMENT SECURITIES
(COST $97,627,535) — 99.0%		106,701,444

Percentages indicated are based on net assets of $107,820,724.
(a)	Represents non-income producing security.
(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)

Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2014. The total of all such securities represents less than 0.005% of net assets of the Fund.

(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
GDR	Global Depositary Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2014:

Percentage of
Net Assets
Industry	at Value (%)
Commercial Banks	37.1
Oil, Gas & Consumable Fuels	7.3
Diversified Financial Services	6.8
Investment Company	6.1
Chemicals	4.6
Energy Equipment & Services	4.2
Construction Materials	4.1
Real Estate Management & Development	3.8
Food Products	3.6
Diversified Telecommunication Services	2.8
Industrial Conglomerates	2.4
Hotels, Restaurants & Leisure	2.2
Capital Markets	2.1
Independent Power Producers & Energy Traders	2.1
Health Care Providers & Services	1.8
Marine	1.7
Wireless Telecommunication Services	1.7
Multi-Utilities	1.3
Beverages	1.0
Airlines	0.8
Wireless Telecommunication Services	0.7
Metals & Mining	0.7
Air Freight & Logistics	0.1
Electronic Equipment, Instruments & Components	0.0
Total	99.0

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 3.9%†
Mexico — 3.4%
Mexican Bonos Desarr, Series M,
6.50%, 6/10/21 (a)	1,000,000	75,732
Mexican Bonos Desarr, Series
M20, 10.00%, 12/5/24 (a)	241,984,000	22,705,399
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	66,210
		22,847,341
South Africa — 0.5%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	3,184,595

TOTAL FOREIGN BONDS
(COST $27,112,354)		26,031,936
Yankee Dollars — 64.0%
Brazil — 9.7%
Banco Bradesco SA, Registered,
4.10%, 3/23/15	9,000,000	9,168,750
Banco do Brasil SA, Registered,
5.88%, 1/26/22	200,000	189,250
Banco do Estado do Rio Grande
do Sul SA, Registered,
7.38%, 2/2/22	1,900,000	1,852,500
Banco Nacional de
Desenvolvimento Economico
e Social, 5.75%, 9/26/23 (b)	2,200,000	2,142,250
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	206,250
Caixa Economica Federal, 4.50%,
10/3/18 (b)	2,200,000	2,156,000
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,468,750
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	2,160,000	2,305,800
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	2,775,000	2,622,375
Federal Republic of Brazil, 6.00%,
1/17/17	5,900,000	6,519,500
Federal Republic of Brazil, 2.63%,
1/5/23	14,025,000	11,949,299
Federal Republic of Brazil,
11.00%, 8/17/40 , Callable
8/17/15 @ – 100.00	900,000	1,022,400
Petrobras International Finance
Co., 6.13%, 10/6/16	15,014,000	16,177,585
Petrobras International Finance
Co., 7.88%, 3/15/19	800,000	904,600
Petrobras International Finance
Co., 5.75%, 1/20/20	1,950,000	2,011,680
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	1,600,000	1,480,000
		64,176,989
Canada — 0.2%
Harvest Operations Corp., 2.13%,
5/14/18 (b)	1,100,000	1,081,212
Chile — 1.1%
Banco del Estado de Chile,
2.00%, 11/9/17 (b)	2,600,000	2,580,397
Codelco, Inc., Registered, 7.50%,
1/15/19	1,300,000	1,561,856
CorpBanca SA, 3.13%, 1/15/18	2,400,000	2,303,978
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	800,000	793,975
		7,240,206
China — 3.3%
CNOOC Curtis Funding No.1 Pty
Ltd., 4.50%, 10/3/23 (b)	1,425,000	1,408,613
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,297,547
CNPC General Capital Ltd.,
1.45%, 4/16/16 (b)	800,000	801,209
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16 (b)	3,300,000	3,289,945
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	10,000,000	9,746,509
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23 (b)	5,400,000	5,319,675
		21,863,498
Colombia — 9.8%
Banco Davivienda SA,
Registered, 2.95%, 1/29/18	5,000,000	4,835,000
Banco de Bogota SA, Registered,
5.00%, 1/15/17	2,200,000	2,310,000
Bancolombia SA, 6.13%, 7/26/20	1,200,000	1,236,000
Bancolombia SA, 5.95%, 6/3/21	1,500,000	1,563,750
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	3,410,000	3,565,155
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	1,150,000	1,066,625
Republic of Colombia, 8.25%,
12/22/14	1,040,000	1,103,700
Republic of Colombia, 7.38%,
1/27/17	20,955,000	24,150,637
Republic of Colombia, 7.38%,
3/18/19	14,930,000	17,785,362
Republic of Colombia, 4.38%,
7/12/21	4,760,000	4,831,400
Republic of Colombia, 2.63%,
3/15/23 , Callable 12/15/22
@ 100.00	750,000	652,500
Republic of Colombia, 6.13%,
1/18/41	1,330,000	1,386,525
		64,486,654
Costa Rica — 0.2%
Republic of Costa Rica, 4.25%,
1/26/23 (b)	1,200,000	1,080,000
Croatia — 1.0%
Croatia, Registered, 6.25%,
4/27/17	900,000	954,000
Croatia, Registered, 6.75%,
11/5/19	2,640,000	2,814,900
Croatia, Registered, 6.63%,
7/14/20	400,000	422,000
Croatia, Registered, 6.38%,
3/24/21	2,260,000	2,339,100
		6,530,000

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Dominican Republic — 0.1%
Dominican Republic, 7.50%,
5/6/21	600,000	654,750
Gabon — 0.3%
Gabonese Republic, 6.38%,
12/12/24 (b)	2,200,000	2,260,500
India — 0.2%
Vedanta Resources plc,
Registered, 6.75%, 6/7/16	1,400,000	1,453,200
Indonesia — 5.3%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23 (b)	1,300,000	1,101,750
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,186,250
Republic of Indonesia, 3.38%,
4/15/23 (b)	1,800,000	1,539,000
Republic of Indonesia, 5.88%,
1/15/24 (b)	3,700,000	3,769,375
Republic of Indonesia,
Registered, 7.25%, 4/20/15	4,784,000	5,077,020
Republic of Indonesia,
Registered, 7.50%, 1/15/16	4,323,000	4,766,108
Republic of Indonesia,
Registered, 5.88%, 3/13/20	2,990,000	3,154,450
Republic of Indonesia,
Registered, 4.88%, 5/5/21	6,960,000	6,864,299
Republic of Indonesia,
Registered, 3.75%, 4/25/22	3,825,000	3,452,063
Republic of Indonesia,
Registered, 5.38%, 10/17/23	4,500,000	4,471,830
		35,382,145
Iraq — 0.3%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
3/23/14 @ 100.00	2,675,000	2,247,000
Kazakhstan — 2.1%
Development Bank of
Kazakhstan, 4.13%,
12/10/22 (b)	1,750,000	1,566,250
KazMunaiGaz Finance Sub B.V.,
Registered, 11.75%, 1/23/15	11,281,000	12,330,133
		13,896,383
Korea, Republic Of — 0.5%
Export-Import Bank of Korea,
0.99%, 1/14/17 (a)	3,600,000	3,616,740
Lithuania — 0.2%
Republic of Lithuania, Registered,
7.38%, 2/11/20	870,000	1,038,345
Luxembourg — 0.2%
VTB Bank OJSC (VTB Capital
SA), Registered, 6.47%,
3/4/15	1,150,000	1,205,890
VTB Bank OJSC (VTB Capital
SA), Registered, 6.00%,
4/12/17	200,000	212,250
		1,418,140
Mexico — 4.7%
Banco Santander SA, 4.13%,
11/9/22 (b)	1,100,000	1,028,500
BBVA Bancomer SA Institucion
de Banca, Registered,
6.75%, 9/30/22	800,000	857,000
Comision Federal de Electricidad,
4.88%, 1/15/24 (b)	1,600,000	1,580,000
Petroleos Mexicanos, 4.88%,
3/15/15	2,000,000	2,079,999
Petroleos Mexicanos, 4.88%,
1/18/24 (b)	250,000	248,811
Petroleos Mexicanos, 6.38%,
1/23/45 (b)	500,000	500,047
United Mexican States, 5.63%,
1/15/17	5,610,000	6,227,100
United Mexican States, 4.00%,
10/2/23	6,940,000	6,835,900
United Mexican States, Series A,
6.05%, 1/11/40	8,710,000	9,232,600
United Mexican States, 5.55%,
1/21/45	2,370,000	2,340,375
		30,930,332
Namibia — 0.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	3,400,000	3,408,500
Panama — 1.0%
Republic of Panama, 5.20%,
1/30/20	6,140,000	6,668,040
Peru — 2.6%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	780,000	797,550
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	5,000,000	4,968,750
Continental Senior Trust,
Registered, 5.75%, 1/18/17	3,150,000	3,406,536
Corp. Financiera de Desarrollo
SA, 4.75%, 2/8/22	200,000	196,500
El Fondo MIVIVIENDA SA,
Registered, 3.50%, 1/31/23	975,000	865,313
Republic of Peru, 8.38%, 5/3/16	4,525,000	5,203,750
Republic of Peru, 6.55%, 3/14/37	1,660,000	1,888,250
		17,326,649
Republic of Serbia — 0.6%
Republic of Serbia, 5.88%,
12/3/18 (b)	2,800,000	2,835,000
Republic of Serbia, 4.88%,
2/25/20	925,000	881,063
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	414,100
		4,130,163
Russian Federation — 8.6%
AK Transneft OAO, Registered,
5.67%, 3/5/14	400,000	401,400
Alfa Bank OJSC, Registered,
7.88%, 9/25/17	1,200,000	1,332,000
Alfa Bank OJSC, Registered,
7.75%, 4/28/21	500,000	536,250
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	450,000	478,305

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Russian Federation, continued
Gazprom OAO, Registered,
Series 2009/2, 10.50%,
3/25/14	10,000,000	10,118,000
Gazprom OAO, Registered,
8.13%, 7/31/14	3,601,000	3,718,033
Gazprom OAO, Registered,
Series 7, 6.21%, 11/22/16	4,600,000	5,082,080
Gazprom OAO, Registered,
9.25%, 4/23/19	2,050,000	2,475,375
Gazprom OAO, Registered,
6.00%, 1/23/21	1,200,000	1,243,500
Gazprom OAO, Registered,
6.51%, 3/7/22	11,100,000	11,710,500
Russia Foreign Bond, 4.88%,
9/16/23 (b)	2,400,000	2,406,000
Russia Foreign Bond, Registered,
7.50%, 3/31/30	8,265,400	9,517,608
Russian Federation, Registered,
3.25%, 4/4/17	1,600,000	1,674,320
RZD Capital Ltd., Registered,
5.70%, 4/5/22	300,000	300,375
Sberbank of Russia (SB Capital
SA), Registered, 4.95%,
2/7/17	5,600,000	5,901,000
		56,894,746
South Africa — 4.1%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23 (b)	2,450,000	2,465,313
Republic of South Africa, 6.88%,
5/27/19	6,100,000	6,862,500
Republic of South Africa, 5.50%,
3/9/20	16,070,000	16,953,850
Republic of South Africa, 5.88%,
9/16/25	1,200,000	1,227,000
		27,508,663
Turkey — 7.1%
Akbank TAS, Registered, 5.13%,
7/22/15	9,080,000	9,238,900
Republic of Turkey, 7.25%,
3/15/15	18,392,000	19,407,238
Republic of Turkey, 7.50%,
7/14/17	2,860,000	3,174,600
Republic of Turkey, 7.50%,
11/7/19	540,000	600,480
Republic of Turkey, 5.63%,
3/30/21	2,638,000	2,634,703
Republic of Turkey, 5.13%,
3/25/22	660,000	630,630
Republic of Turkey, 6.25%,
9/26/22	4,800,000	4,914,240
Turkiye Halk Bankasi AS, 3.88%,
2/5/20 (b)	2,500,000	2,162,500
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (b)	1,000,000	942,700
Turkiye Is Bankasi AS, 5.50%,
4/21/19 (b)	1,450,000	1,395,625
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18 (b)	800,000	752,000
Turkiye Vakiflar Bankasi TAO,
6.00%, 11/1/22 (b)	1,400,000	1,176,000
		47,029,616
Uruguay — 0.3%
Republica Oriental del Uruguay,
4.50%, 8/14/24	1,755,000	1,730,869
Republica Oriental del Uruguay,
6.88%, 9/28/25	275,000	313,156
		2,044,025

TOTAL YANKEE DOLLARS
(COST $436,816,449)		424,366,496
U.S. Treasury Obligations — 6.7%
U.S. Treasury Notes, 1.75%,
5/15/23	48,243,000	44,760,434

TOTAL U.S. TREASURY OBLIGATIONS
(COST $46,061,494)		44,760,434

	Shares
Investment Company — 13.6%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	90,586,173	90,586,173

TOTAL INVESTMENT COMPANY
(COST $90,586,173)		90,586,173
TOTAL INVESTMENT SECURITIES
(COST $600,576,470) — 88.2%		585,745,039

Percentages indicated are based on net assets of $664,212,309.

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
MTN	Medium Term Note

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2014:

Percentage of
Net Assets
Industry	at Value (%)
Sovereign Bonds	40.0
Oil, Gas & Consumable Fuels	14.1
Investment Company	13.6
Commercial Banks	10.7
U.S. Treasury Obligations	6.7
Electric Utilities	1.3
Capital Markets	0.7
Diversified Financial Services	0.5
Metals & Mining	0.4
Trading Companies & Distributors	0.2
Transportation Infrastructure	0.0
Total	88.2

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

The following tables reflect the open derivative positions held by the Fund as of January 31, 2014.

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Short	3/21/14	350	$44,012,500	($47,208)
				$44,012,500	($47,208)

Interest Rate Swap Agreements

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	1-Year BRL CDI	10.71	1/2/15	Standard Charter Bank	400,000,000	BRL	165,782,493	(773,302)	(773,302)
Pay	1-Year BRL CDI	9.93	1/2/15	Credit Suisse International	272,600,000	BRL	112,980,769	(1,111,626)	(1,111,626)
Pay	1-Year BRL CDI	9.71	1/2/15	Barclays Bank PLC	120,800,000	BRL	50,066,313	(604,994)	(604,994)
Receive	1-Month MXN-TIIE-Banxico	4.29	9/9/15	Credit Suisse International	194,337,000	MXN	14,533,129	3,470	3,470
Receive	1-Month MXN-TIIE-Banxico	5.30	9/20/18	Standard Charter Bank	124,000,000	MXN	9,273,108	115,071	115,071
Receive	1-Month MXN-TIIE-Banxico	5.30	9/20/18	Barclays Bank PLC	124,000,000	MXN	9,273,108	115,071	115,071
Receive	1-Month MXN-TIIE-Banxico	5.31	9/20/18	Barclays Bank PLC	124,000,000	MXN	9,273,108	111,147	111,147
Receive	3-Month LIBOR BBA	1.96	5/17/22	Standard Charter Bank	1,200,000	USD	1,200,000	46,892	46,892
Receive	3-Month LIBOR BBA	1.77	8/10/22	Barclays Bank PLC	13,000,000	USD	13,000,000	709,329	709,329
Pay	1-Month MXN-TIIE-Banxico	6.50	9/13/23	Standard Charter Bank	48,000,000	MXN	3,589,590	(97,680)	(97,680)
Pay	1-Month MXN-TIIE-Banxico	6.54	9/14/23	Standard Charter Bank	71,000,000	MXN	5,309,602	(129,396)	(129,396)
Pay	1-Month MXN-TIIE-Banxico	6.54	9/14/23	Barclays Bank PLC	71,000,000	MXN	5,309,602	(129,396)	(129,396)
Pay	1-Month MXN-TIIE-Banxico	6.54	9/14/23	Barclays Bank PLC	71,000,000	MXN	5,309,602	(129,396)	(129,396)
								(1,874,810)	(1,874,810)

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Credit Default Swap Agreements - Buy Protection(a)

			Implied Credit					Unrealized
			Spread at	Notional			Upfront Premiums	Appreciation/
		Expiration	January 31, 2014	Amount	Fixed Rate	Value	Paid/(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.48	4,400,000	1.00	(113,201)	(72,021)	(41,180)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.47	5,000,000	1.00	(101,419)	12,067	(113,486)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.42	100,000	1.00	(2,028)	1,211	(3,239)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.60	6,000,000	1.00	(114,004)	(77,634)	(36,370)
Republic of Korea	Credit Suisse International	6/20/18	0.60	6,000,000	1.00	(114,004)	(63,927)	(50,077)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.60	7,000,000	1.00	(133,005)	(59,599)	(73,406)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.60	5,500,000	1.00	(104,504)	(65,689)	(38,815)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.60	7,000,000	1.00	(133,005)	(45,513)	(87,492)
Republic of Korea	Barclays Bank PLC	12/20/18	0.69	5,500,000	1.00	(92,646)	(97,533)	4,887
Republic of Korea	JPMorgan Chase Bank N.A.	12/20/18	0.69	10,500,000	1.00	(176,870)	(191,452)	14,582
Republic of Korea	Barclays Bank PLC	12/20/18	0.69	5,500,000	1.00	(92,646)	(97,481)	4,835
Republic of Philippines	JPMorgan Chase Bank N.A.	9/20/17	0.86	1,700,000	1.00	(11,557)	38,756	(50,313)
Republic of South Africa	Barclays Bank PLC	12/20/17	1.95	3,500,000	1.00	170,229	93,237	76,992
Republic of Turkey	JPMorgan Chase Bank N.A.	12/20/17	2.39	3,500,000	1.00	170,229	89,748	80,481
Republic of Ukraine	Bank Of America	3/20/19	10.93	2,000,000	5.00	390,926	184,293	206,633
Republic of Ukraine	Barclays Bank PLC	3/20/19	10.93	1,500,000	5.00	293,195	132,520	160,675
Republic of Ukraine	Bank Of America	3/20/19	10.93	4,000,000	5.00	781,852	360,850	421,002
Republic of Ukraine	Bank Of America	3/20/19	10.93	1,600,000	5.00	312,741	147,219	165,522
Republic of Ukraine	Bank Of America	3/20/19	10.93	9,000,000	5.00	1,759,168	736,153	1,023,015
Republic of Ukraine	Bank Of America	3/20/19	10.93	3,500,000	5.00	684,121	322,041	362,080
State of Qatar	Barclays Bank PLC	9/20/17	0.40	6,250,000	1.00	(141,842)	74,259	(216,101)
						3,231,730	1,421,505	1,810,225

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

			Implied Credit					Unrealized
			Spread at	Notional			Upfront Premiums	Appreciation/
		Expiration	January 31, 2014	Amount	Fixed Rate	Value	Paid/(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Federative Republic of Brazil	Credit Suisse International	6/20/18	1.91	4,500,000	1.00	(152,776)	(96,534)	(56,242)
Federative Republic of Brazil	Credit Suisse International	6/20/18	1.91	14,000,000	1.00	(475,304)	(297,735)	(177,569)
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	1.91	2,500,000	1.00	(84,945)	(39,915)	(45,030)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	1.86	2,500,000	1.00	(84,876)	(46,715)	(38,161)
Federative Republic of Brazil	Barclays Bank PLC	3/20/19	2.02	3,000,000	1.00	(147,716)	(125,239)	(22,477)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	3/20/19	2.02	10,000,000	1.00	(492,388)	(421,353)	(71,035)
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.81	5,500,000	1.00	47,626	71,224	(23,598)
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.81	6,000,000	1.00	51,956	83,678	(31,722)
People's Republic of China	Credit Suisse International	6/20/18	0.81	6,000,000	1.00	51,956	37,634	14,322
Republic of Indonesia	Credit Suisse International	6/20/18	2.11	3,800,000	1.00	(156,791)	(207,184)	50,393
Republic of Indonesia	JPMorgan Chase Bank N.A.	9/20/18	2.11	500,000	1.00	(23,873)	(26,156)	2,283
Republic of Indonesia	Credit Suisse International	9/20/18	2.21	1,800,000	1.00	(85,943)	(120,906)	34,963
Republic of Peru	JPMorgan Chase Bank N.A.	6/20/17	1.03	100,000	1.00	(6)	(3,224)	3,218
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	1.95	3,500,000	1.00	(119,666)	(99,897)	(19,769)
Republic of South Africa	JPMorgan Chase Bank N.A.	9/20/18	2.16	13,000,000	1.00	(648,770)	(716,665)	67,895
Republic of Turkey	Barclays Bank PLC	12/20/17	2.39	3,500,000	1.00	(119,666)	(88,148)	(31,518)
						(2,441,182)	(2,097,135)	(344,047)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	32,710,986	13,481,839	13,543,739	(61,900)
Brazilian Real	Barclays Bank PLC	2/4/14	47,824,430	20,830,000	19,801,347	1,028,653
Brazilian Real	Barclays Bank PLC	2/4/14	57,180,060	25,705,835	23,674,976	2,030,859
Brazilian Real	Barclays Bank PLC	2/4/14	64,394,923	26,540,379	26,662,236	(121,857)
Brazilian Real	Barclays Bank PLC	2/4/14	96,893,715	40,686,002	40,118,117	567,885
Brazilian Real	Credit Suisse	2/4/14	7,339,046	3,192,000	3,038,677	153,323
Brazilian Real	Standard Chartered Bank	2/4/14	6,215,008	2,705,000	2,573,278	131,722
Brazilian Real	Standard Chartered Bank	2/4/14	118,346,351	48,776,471	49,000,421	(223,950)
Chilean Peso	Standard Chartered Bank	2/14/14	6,611,932,000	12,120,865	11,888,650	232,215
Chinese Yuan	Bank of America	2/20/14	73,188,000	12,000,000	12,073,377	(73,377)
Chinese Yuan	Standard Chartered Bank	2/20/14	3,103,470	508,557	511,960	(3,403)
Chinese Yuan	Standard Chartered Bank	2/20/14	73,176,000	12,000,000	12,071,397	(71,397)
European Euro	Barclays Bank PLC	3/19/14	23,997,740	32,503,019	32,363,587	139,432
Hungarian Forint	Standard Chartered Bank	2/6/14	6,892,384,514	31,014,645	29,794,159	1,220,486
Hungarian Forint	Standard Chartered Bank	7/23/14	6,892,384,514	30,556,090	29,423,376	1,132,714
Mexican Peso	Barclays Bank PLC	2/4/14	73,010,000	5,458,896	5,458,303	593
Mexican Peso	Barclays Bank PLC	2/5/14	24,375,000	1,823,793	1,822,165	1,628
Mexican Peso	Barclays Bank PLC	2/5/14	24,391,000	1,822,100	1,823,362	(1,262)
Mexican Peso	Barclays Bank PLC	2/5/14	24,391,000	1,822,100	1,823,362	(1,262)
Mexican Peso	Barclays Bank PLC	2/5/14	48,600,000	3,647,006	3,633,118	13,888
Mexican Peso	Barclays Bank PLC	4/8/14	57,600,000	4,368,269	4,284,802	83,467
Mexican Peso	Barclays Bank PLC	4/8/14	57,700,000	4,310,635	4,292,241	18,394
Mexican Peso	Standard Chartered Bank	4/8/14	56,200,000	4,193,091	4,180,657	12,434
Mexican Peso	Standard Chartered Bank	4/8/14	58,250,000	4,337,143	4,333,155	3,988
Polish Zloty	Bank of America	3/4/14	13,505,800	4,400,000	4,279,446	120,554
Polish Zloty	Barclays Bank PLC	2/4/14	87,704,720	28,531,139	27,837,783	693,356
Polish Zloty	Credit Suisse	3/4/14	13,485,230	4,400,000	4,272,928	127,072
Polish Zloty	Standard Chartered Bank	3/4/14	13,502,632	4,400,000	4,278,442	121,558
Polish Zloty	Standard Chartered Bank	3/4/14	88,075,458	28,279,619	27,907,579	372,040
Russian Ruble	Standard Chartered Bank	2/6/14	3,999,150	119,764	113,718	6,046
				414,534,257	406,880,358	7,653,899

						Unrealized
			Contract	Contract		Appreciation/
		Delivery	Amount	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	(Local Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	2/4/14	32,710,986	13,860,000	13,543,739	(316,261)
Brazilian Real	Barclays Bank PLC	2/4/14	47,824,430	19,710,848	19,801,347	90,499
Brazilian Real	Barclays Bank PLC	2/4/14	57,180,060	23,566,772	23,674,976	108,204
Brazilian Real	Barclays Bank PLC	2/4/14	64,394,923	27,769,000	26,662,236	(1,106,764)
Brazilian Real	Barclays Bank PLC	2/4/14	96,893,715	39,934,763	40,118,117	183,354
Brazilian Real	Barclays Bank PLC	4/2/14	96,893,715	40,164,863	39,520,390	(644,473)
Brazilian Real	Credit Suisse	2/4/14	7,339,046	3,024,789	3,038,677	13,888
Brazilian Real	Standard Chartered Bank	2/4/14	6,215,008	2,561,517	2,573,278	11,761
Brazilian Real	Standard Chartered Bank	2/4/14	118,346,351	51,801,782	49,000,421	(2,801,361)
Chilean Peso	Bank of America	2/14/14	6,611,932,000	12,540,412	11,888,650	(651,762)
Chilean Peso	Standard Chartered Bank	5/28/14	6,611,932,000	11,995,740	11,758,309	(237,431)
Chinese Yuan	Standard Chartered Bank	2/20/14	149,467,470	24,313,537	24,656,734	343,197
Hungarian Forint	Bank of America	7/23/14	1,470,925,760	6,271,000	6,279,336	8,336
Hungarian Forint	Barclays Bank PLC	7/23/14	2,546,297,500	10,870,000	10,870,065	65
Hungarian Forint	JPMorgan Chase Bank N.A.	7/23/14	1,470,047,820	6,271,000	6,275,589	4,589
Hungarian Forint	Standard Chartered Bank	2/6/14	6,892,384,514	30,852,214	29,794,159	(1,058,055)
Hungarian Forint	Standard Chartered Bank	7/23/14	1,466,786,900	6,271,000	6,261,668	(9,332)
Indian Rupee	Barclays Bank PLC	3/24/14	401,574,260	6,418,000	6,335,243	(82,757)
Indian Rupee	Standard Chartered Bank	3/24/14	14,705,200	230,345	231,990	1,645
Indonesian Rupiah	Barclays Bank PLC	4/15/14	56,917,140,000	4,673,000	4,603,743	(69,257)
Mexican Peso	Barclays Bank PLC	4/8/14	24,375,000	1,814,696	1,813,230	(1,466)
Mexican Peso	Barclays Bank PLC	4/8/14	24,391,000	1,813,066	1,814,420	1,354
Mexican Peso	Barclays Bank PLC	4/8/14	24,391,000	1,813,066	1,814,420	1,354
Mexican Peso	Barclays Bank PLC	4/8/14	48,600,000	3,629,032	3,615,301	(13,731)
Mexican Peso	Barclays Bank PLC	4/8/14	73,010,000	5,431,483	5,431,135	(348)
Mexican Peso	Barclays Bank PLC	4/8/14	217,403,376	16,574,169	16,172,402	(401,767)
Mexican Peso	Standard Chartered Bank	4/8/14	12,402,000	941,185	922,571	(18,614)
Polish Zloty	Barclays Bank PLC	6/5/14	87,704,720	28,315,594	27,625,079	(690,515)
Polish Zloty	Credit Suisse	2/4/14	33,577,600	10,924,874	10,657,647	(267,227)
Polish Zloty	Standard Chartered Bank	2/4/14	54,127,120	17,704,223	17,180,136	(524,087)
Russian Ruble	Standard Chartered Bank	2/6/14	3,999,150	121,675	113,718	(7,957)
Russian Ruble	Standard Chartered Bank	7/14/14	3,999,150	116,743	110,062	(6,681)
South African Rand	Barclays Bank PLC	4/15/14	83,914,445	7,453,000	7,473,887	20,887
South African Rand	Barclays Bank PLC	6/11/14	301,594,831	27,047,651	26,585,868	(461,783)
South African Rand	Credit Suisse	4/15/14	31,496,296	2,795,000	2,805,235	10,235
Turkish Lira	Credit Suisse	4/7/14	12,071,360	5,322,000	5,244,277	(77,723)
Turkish Lira	Standard Chartered Bank	4/7/14	425,008	190,186	184,640	(5,546)
Turkish Lira	Standard Chartered Bank	4/7/14	9,014,760	4,080,000	3,916,369	(163,631)
Turkish Lira	Standard Chartered Bank	4/7/14	19,757,110	8,900,000	8,583,271	(316,729)
				488,088,225	478,952,335	(9,135,890)

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 87.3%†
Australia — 1.2%
Australia & New Zealand Banking
Group Ltd., Series E, 2.90%,
8/14/15, MTN (a)	1,000,000	166,343
Brazil — 2.3%
Banco BTG Pactual SA, Series G,
4.10%, 3/26/16, MTN (a)	2,000,000	326,071
China — 40.4%
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	335,079
Beijing Enterprises Water Group Ltd.,
3.75%, 6/30/14 (a)	3,000,000	496,950
Bestgain Real Estate Lyra Ltd.,
4.50%, 12/4/18	2,000,000	329,358
Big Will Investments Ltd., Registered,
7.00%, 4/29/14 (a)	2,000,000	333,019
Bitronic Ltd., 4.00%, 12/12/15 (a)	3,000,000	497,546
China Guangdong Nuclear Power
Holding Co. Ltd., Registered,
3.75%, 11/1/15 (a)	2,000,000	333,453
China Shanshui Cement Group Ltd.,
6.50%, 7/22/14 (a)	2,000,000	334,079
Greentown China Holdings, 5.63%,
5/13/16	1,000,000	165,753
Huaneng Power International, Inc.,
3.85%, 2/5/16 (a)	2,000,000	333,161
ICBC Luxembourg SA, 2.60%,
5/28/14	2,000,000	331,996
Industrial & Commercial Bank of
China Ltd., Registered, 3.75%,
11/19/18	1,000,000	165,464
Intime Department Store (Group) Co.
Ltd., Registered, 4.65%,
7/21/14 (a)	2,000,000	331,431
Kaisa Group Holdings Ltd., 6.88%,
4/22/16	2,000,000	329,463
New World China Land Ltd., 8.50%,
4/11/15 (a)	2,000,000	348,696
Right Century Ltd., 1.85%, 6/3/14 (a)	2,000,000	329,864
RKI Finance 2013 Ltd., 6.00%,
12/3/16	2,000,000	331,852
The Export-Import Bank of China,
2.70%, 4/7/14 (a)	2,000,000	331,297
		5,658,461
France — 3.6%
Veolia Environnement SA, Series E,
4.50%, 6/28/17, MTN (a)	3,000,000	509,458
Germany — 1.2%
BSH Bosch und Siemens Hausgerate
GmbH, Registered, 3.80%,
7/24/17 (a)	1,000,000	168,058
Hong Kong — 29.1%
BECL Investment Holding Ltd.,
4.75%, 2/21/14 (a)	3,000,000	497,224
Dorsett Hospitality International Ltd.,
Series E, 6.00%, 4/3/18, MTN (a)	2,000,000	324,991
Eastern Air Overseas (Hong Kong)
Corp. Ltd., 4.00%, 8/8/14 (a)	2,000,000	331,395
Gemdale International Holdings Ltd.,
9.15%, 7/26/15 (a)	2,000,000	349,277
Lafarge Shui On Cement Ltd.,
Registered, 9.00%, 11/14/14 (a)	2,000,000	344,914
Lai Fung Holdings Ltd., 6.88%,
4/25/18	2,000,000	323,492
Noble Group Ltd., Series E, 4.00%,
1/30/16	2,000,000	332,837
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	323,573
Silvery Castle Ltd., 2.75%, 7/14/14 (a)	2,000,000	329,076
Singamas Container Holdings Ltd.,
Registered, 4.75%, 4/14/14 (a)	2,000,000	330,468
SK Global Chemical Co. Ltd., 4.13%,
9/26/16	2,000,000	335,889
Starway Assets Enterprises, Inc.,
4.10%, 1/22/17	1,600,000	264,690
		4,087,826
Japan — 2.4%
Mitsui & Co. Ltd., Series E, 4.25%,
3/1/17, MTN (a)	2,000,000	339,703
Singapore — 2.4%
Global Logistic Properties Ltd.,
Registered, 3.37%, 5/11/16 (a)	2,000,000	330,389
United States — 4.7%
Caterpillar Financial Services Corp.,
Registered, 3.35%, 11/26/14	2,000,000	333,104
Yum! Brands, Inc., Registered,
2.38%, 9/29/14 (a)	2,000,000	329,655
		662,759

TOTAL FOREIGN BONDS
(COST $11,716,305)		12,249,068
Certificates of Deposit — 10.6%
China — 4.7%
China Construction Bank (Asia) Corp.
Ltd., 2.75%, 3/11/14	2,000,000	331,736
China Development Bank Corp.,
2.90%, 6/25/14 (a)	2,000,000	332,326
		664,062
Japan — 2.4%
Sumitomo Mitsui Banking Corp.,
1.10%, 4/22/14 (a)	2,000,000	330,352
Singapore — 3.5%
Oversea-Chinese Banking Corp. Ltd.,
1.10%, 3/28/14 (a)	3,000,000	496,166

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,417,595)		1,490,580

	Shares
Investment Company — 0.9%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	120,132	120,132

See notes to schedules of portfolio investments.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

	Shares	Value ($)
Investment Company, continued
TOTAL INVESTMENT COMPANY
(COST $120,132)		120,132
TOTAL INVESTMENT SECURITIES
(COST $13,254,032) — 98.8%		13,859,780

Percentages indicated are based on net assets of $14,023,912.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2014:

Percentage of
Net Assets at
Industry	Value (%)
Real Estate Management & Development	21.3
Commercial Banks	17.9
Diversified Financial Services	10.0
Trading Companies & Distributors	7.0
Water Utilities	6.9
Construction Materials	4.9
Electric Utilities	4.8
Hotels, Restaurants & Leisure	4.7
Machinery	2.4
Distributors	2.4
Metals & Mining	2.4
Specialty Retail	2.4
Industrial Conglomerates	2.4
Airlines	2.4
Chemicals	2.4
Food Products	2.4
Household Durables	1.2
Investment Company	0.9
Total	98.8

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2014

1. Organization:

     The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of January 31, 2014, the Trust is comprised of 15 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

     The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

     The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

     The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2014
Growth Fund	HSBC Growth Portfolio	93.2%
Opportunity Fund	HSBC Opportunity Portfolio	7.1%

     The World Selection Funds, excluding the Income Strategy Fund, (“World Selection Feeder Funds”), currently invest in the Portfolios as follows:

	Proportionate Ownership	Proportionate Ownership
	Interest in Growth Portfolio	Interest in Opportunity
World Selection Feeder Fund	on January 31, 2014	Portfolio on January 31, 2014
Aggressive Strategy Fund	1.5%	0.3%
Balanced Strategy Fund	3.0%	0.6%
Moderate Strategy Fund	1.8%	0.4%
Conservative Strategy Fund	0.5%	0.1%

     The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Feeder Funds.

     All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     All of the Emerging Markets Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

     All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by each Fund and each Portfolio in the preparation of their Schedule. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

     The Feeder Funds, Emerging Markets Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or Portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds and World Selection Feeder Funds

     The Feeder Funds and World Selection Feeder Funds record investments into the Portfolios on a trade date basis. Changes in holdings of the Underlying Funds for each World Selection Fund are reflected no later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

B. Portfolios, Money Market Funds and Emerging Markets Funds

     Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2014, all restricted securities held were deemed liquid (except as noted below). Restricted securities held as of January 31, 2014 are identified below:

	Acquisition	Total	Principal	Fair	% of
HSBC Prime Money Market	Date	Cost	Amount	Value	Net Assets
Antalis US Funding Corp., 0.23%, 4/16/14	1/9/2014	$18,991,017	$19,000,000	$18,991,017	0.4%
ASB Finance Ltd., 0.18%, 3/4/14	12/24/2013	19,996,900	20,000,000	19,996,900	0.4%
ASB Finance Ltd., 0.27%, 9/2/14	8/29/2013	25,000,000	25,000,000	25,000,000	0.5%
Australia & New Zealand Banking Group Ltd., 0.28%, 4/15/14	4/15/2013	25,000,000	25,000,000	25,000,000	0.5%
Australia & New Zealand Banking Group Ltd., 0.30%, 1/16/15	4/11/2013	25,000,000	25,000,000	25,000,000	0.5%
BNZ International Funding, 0.22%, 6/13/14	12/11/2013	29,975,800	30,000,000	29,975,800	0.6%
Caisse Centrale Desjardins du Quebec, 0.17%, 4/9/14	1/13/2014	19,993,858	20,000,000	19,993,858	0.4%
Caisse Centrale Desjardins du Quebec, 0.18%, 4/15/14	12/13/2013	24,990,875	25,000,000	24,990,875	0.5%
Caisse Centrale Desjardins du Quebec, 0.24%, 2/19/14	9/10/2013	19,997,600	20,000,000	19,997,600	0.4%
Caisse des Depots et Consignations, 0.35%, 8/29/14	9/6/2013	29,939,042	30,000,000	29,939,042	0.6%
Commonwealth Bank of Australia, 0.24%, 9/11/14	9/11/2013	40,000,000	40,000,000	40,000,000	0.8%
Commonwealth Bank of Australia, 0.97%, 3/17/14	2/14/2013	12,511,131	12,500,000	12,511,131	0.3%
Commonwealth Bank of Australia, 2.13%, 3/17/14	5/21/2013	10,022,075	10,000,000	10,022,075	0.2%
DnB NOR Bank ASA, N.Y., 0.17%, 4/1/14	1/3/2014	24,993,035	25,000,000	24,993,035	0.5%
Erste Abwicklungsanstalt, 0.13%, 2/19/14	12/26/2013	18,998,765	19,000,000	18,998,765	0.4%
Erste Abwicklungsanstalt, 0.16%, 2/20/14	12/24/2013	29,997,467	30,000,000	29,997,467	0.6%
Erste Abwicklungsanstalt, 0.17%, 4/2/14	12/26/2013	8,997,450	9,000,000	8,997,450	0.2%
Erste Abwicklungsanstalt, 0.20%, 2/5/14	9/3/2013	84,998,112	85,000,000	84,998,112	1.8%
Erste Abwicklungsanstalt, 0.35%, 2/12/14	2/12/2013	14,998,396	15,000,000	14,998,396	0.3%
Kookmin Bank, N.Y., 0.25%, 2/6/14	11/8/2013	19,999,306	20,000,000	19,999,306	0.4%
Kookmin Bank, N.Y., 0.24%, 3/3/14	12/2/2013	9,998,000	10,000,000	9,998,000	0.2%
Kookmin Bank, N.Y., 0.26%, 3/5/14	12/5/2013	10,997,458	11,000,000	10,997,458	0.2%
MetLife Institutional Funding, 0.61%, 1/6/15	1/17/2014	34,521,096	34,400,000	34,521,096	0.7%
National Australia Funding, 0.14%, 3/26/14	12/26/2013	39,991,756	40,000,000	39,991,756	0.8%
National Australia Funding, 0.22%, 2/20/14	8/20/2013	19,997,731	20,000,000	19,997,731	0.4%
Nieuw Amsterdam Receivables Corp., 0.18%, 2/3/14	11/5/2013	19,999,806	20,000,000	19,999,806	0.4%
Nordea Bank AB, 0.18%, 3/26/14	12/26/2013	64,983,254	65,000,000	64,983,254	1.4%
Nordea Bank AB, 0.21%, 6/12/14	12/13/2013	44,965,613	45,000,000	44,965,613	0.9%
Nordea Bank AB, 0.22%, 6/5/14	12/5/2013	29,977,784	30,000,000	29,977,784	0.6%
Sheffield Receivables, 0.19%, 2/19/14	11/14/2013	24,997,625	25,000,000	24,997,625	0.5%
Svenska Handelsbank, Inc., 0.16%, 3/27/14	12/13/2013	14,996,400	15,000,000	14,996,400	0.3%
Svenska Handelsbank, Inc., 0.25%, 2/4/14	8/8/2013	19,999,583	20,000,000	19,999,583	0.4%
United Overseas Bank Ltd., 0.22%, 3/10/14	10/23/2013	24,994,347	25,000,000	24,994,347	0.5%
United Overseas Bank Ltd., 0.22%, 6/26/14	1/28/2014	27,975,189	28,000,000	27,975,189	0.6%
Westpac Banking Corp., 0.98%, 3/31/14	3/22/2013	15,767,873	15,750,000	15,767,873	0.3%
Westpac Securities NZ Ltd., 0.17%, 3/12/14	12/17/2013	32,130,082	32,136,000	32,130,082	0.7%
Westpac Securities NZ Ltd., 0.17%, 3/27/14	12/24/2013	39,989,800	40,000,000	39,989,800	0.8%
Westpac Securities NZ Ltd., 0.28%, 4/11/14	4/25/2013	29,000,208	29,000,000	29,000,208	0.6%

	Acquisition	Total	Principal	Fair	% of
HSBC Emerging Markets Debt Fund	Date	Cost	Amount	Value	Net Assets
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23	9/19/2013	$199,780	$200,000	$194,750	0.5%
Banco Santander SA, 4.13%, 11/9/22	11/6/2012	147,550	150,000	140,250	0.4%
Caixa Economica Federal, 4.50%, 10/3/18	9/26/2013	149,059	150,000	147,000	0.4%
CNOOC Curtis Funding No.1 Pty Ltd., 4.50%, 10/3/23	9/26/2013	200,000	200,000	197,700	0.5%
Comision Federal de Electricidad, 4.88%, 1/15/24	10/17/2013	198,878	200,000	197,500	0.5%
Development Bank of Kazakhstan, 4.13%, 12/10/22	11/26/2012	197,068	200,000	179,000	0.5%
Gabonese Republic, 6.38%, 12/12/24	12/5/2013	200,000	200,000	205,500	0.5%
Petroleos Mexicanos, 4.88%, 1/18/24	1/15/2014	49,727	50,000	49,762	0.1%
Petroleos Mexicanos, 6.38%, 1/23/45	1/15/2014	50,133	50,000	50,005	0.1%
PT Pertamina (Persero) Tbk, 4.30%, 5/20/23	5/13/2013	200,000	200,000	169,500	0.4%
Republic of Indonesia, 3.38%, 4/15/23	4/8/2013	346,584	350,000	299,250	0.8%
Republic of Indonesia, 5.38%, 10/17/23	7/17/2013	514,393	500,000	497,500	1.3%
Republic of Indonesia, 5.88%, 1/15/24	1/7/2014	198,886	200,000	203,750	0.5%
Republic of Nigeria, 6.38%, 7/12/23	7/2/2013	196,531	200,000	204,040	0.5%
Republic of Paraguay, 4.63%, 1/25/23	1/17/2013	200,000	200,000	192,500	0.5%
Romania, 6.13%, 1/22/44	1/14/2014	147,314	150,000	146,250	0.4%
Russia Foreign Bond, 4.88%, 9/16/23	9/9/2013	400,123	400,000	401,000	1.0%
Sinopec Capital (2013) Ltd., 3.13%, 4/24/23	4/19/2013	198,021	200,000	178,924	0.5%
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/23	10/9/2013	499,478	500,000	492,563	1.2%
Turkiye Is Bankasi AS, 3.88%, 11/7/17	11/1/2012	198,963	200,000	188,540	0.5%
Turkiye Vakiflar Bankasi TAO, 5.00%, 10/31/18	10/24/2013	198,759	200,000	188,000	0.5%

	Acquisition	Total	Principal	Fair	% of
HSBC Frontier Market Fund	Date	Cost	Amount	Value	Net Assets
KazMunaiGas Exploration Production GDR	9/6/2011	$1,723,320	$108,164	$1,564,851	1.5%

	Acquisition	Total	Principal	Fair	% of
HSBC Total Return Fund	Date	Cost	Amount	Value	Net Assets
Banco del Estado de Chile, 2.00%, 11/9/17	5/7/2013	$2,614,122	$2,600,000	$2,580,396	0.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23	9/19/2013	2,197,580	2,200,000	2,142,250	0.3%
Banco Santander SA, 4.13%, 11/9/22	11/6/2012	1,082,037	1,100,000	1,028,500	0.2%
Caixa Economica Federal, 4.50%, 10/3/18	9/26/2013	2,186,200	2,200,000	2,156,000	0.3%
CNOOC Curtis Funding No.1 Pty Ltd., 4.50%, 10/3/23	9/26/2013	1,425,000	1,425,000	1,408,613	0.2%
CNPC General Capital Ltd., 1.45%, 4/16/16	4/9/2013	799,397	800,000	801,209	0.1%
Comision Federal de Electricidad, 4.88%, 1/15/24	10/17/2013	1,591,022	1,600,000	1,580,000	0.2%
Development Bank of Kazakhstan, 4.13%, 12/10/22	11/29/2012	1,743,663	1,750,000	1,566,250	0.2%
Eskom Holdings SOC Ltd., 6.75%, 8/6/23	7/30/2013	2,428,879	2,450,000	2,465,313	0.4%
Gabonese Republic, 6.38%, 12/12/24	12/5/2013	2,200,000	2,200,000	2,260,500	0.3%
Harvest Operations Corp., 2.13%, 5/14/18	5/7/2013	1,096,554	1,100,000	1,081,212	0.2%
Petroleos Mexicanos, 4.88%, 1/18/24	1/15/2014	248,635	250,000	248,811	0.0%
Petroleos Mexicanos, 6.38%, 1/23/45	1/15/2014	501,335	500,000	500,047	0.1%
PT Pertamina (Persero) Tbk, 4.30%, 5/20/23	5/13/2013	1,300,000	1,300,000	1,101,750	0.2%
Republic of Costa Rica, 4.25%, 1/26/23	11/16/2012	1,199,881	1,200,000	1,080,000	0.2%
Republic of Indonesia, 3.38%, 4/15/23	4/8/2013	1,782,432	1,800,000	1,539,000	0.2%
Republic of Indonesia, 5.88%, 1/15/24	1/7/2014	3,684,049	3,700,000	3,769,375	0.6%
Republic of Serbia, 5.88%, 12/3/18	11/21/2013	2,771,081	2,800,000	2,835,000	0.4%
Russia Foreign Bond, 4.88%, 9/16/23	9/9/2013	2,357,193	2,400,000	2,406,000	0.4%
Sinopec Capital (2013) Ltd., 1.25%, 4/24/16	4/18/2013	3,293,578	3,300,000	3,289,945	0.5%
Sinopec Group Overseas Development (2013) Ltd. 4.38%, 10/17/23	10/9/2013	5,363,723	5,400,000	5,319,675	0.8%
Turkiye Halk Bankasi AS, 3.88%, 11/7/17	11/1/2012	994,813	1,000,000	942,700	0.1%
Turkiye Halk Bankasi AS, 3.88%, 2/5/20	1/29/2013	2,475,955	2,500,000	2,162,500	0.3%
Turkiye Is Bankasi AS, 5.50%, 4/21/19	10/10/2013	1,442,614	1,450,000	1,395,625	0.2%
Turkiye Vakiflar Bankasi TAO, 5.00%, 10/31/18	10/24/2013	795,035	800,000	752,000	0.1%
Turkiye Vakiflar Bankasi TAO, 6.00%, 11/1/22	12/3/2012	1,447,992	1,400,000	1,176,000	0.2%

Foreign Currency Translation:

     The accounting records of the Funds and the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Participation Notes and Participatory Notes:

     The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note was held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

     The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Money Market Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Money Market Fund has the right to use the collateral to offset losses incurred. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

     All open derivative positions at period end are reflected on each Fund’s Schedule. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

     Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     As of January 31, 2014, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

     The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

     The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

Futures Contracts:

     Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2014, the Emerging Market Debt Fund and Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

     The Emerging Markets Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

     The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. An Emerging Market Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Emerging Market Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

     Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Emerging Market Fund is contractually obligated to make. If the other party to an interest rate swap defaults, an Emerging Market Fund’s risk of loss consists of the net amount of interest payments that the Emerging Market Fund is contractually entitled to receive.

     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that an Emerging Market Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2014 for which an Emerging Market Fund is the seller of protection are disclosed in the Schedules. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Emerging Market Fund for the same referenced entity or entities.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Market Fund at prearranged exposure levels to cover an Emerging Market Fund’s exposure to the counterparty.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Emerging Market Fund would be less favorable than it would have been if this investment technique were not used.

     As of January 31, 2014, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary:

     The valuation techniques employed by the Funds and the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ and the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s and the Portfolios’ own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds and the Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed below.

Portfolios and Emerging Markets Funds

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price or, in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day's last quoted sales price would be utilized. These securities are typically categorized as Level 1. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

     Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

     P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day's last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Emerging Market Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios and Emerging Markets Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Emerging Market Fund’s net asset value that fairly reflects security values as of the time of pricing, the Portfolios or Emerging Market Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Emerging Market Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Emerging Market Fund may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

     In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Emerging Markets Funds’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When an Emerging Market Fund uses such a valuation model, the value assigned to the Emerging Market Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Emerging Market Funds to a significant extent.

Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

     Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     As of the beginning and end of the quarter ended January 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of January 31, 2014 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Growth Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio (a)	–	81,486,581	–	81,486,581
Total Investment Securities	–	81,486,581	–	81,486,581

Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio (a)	–	16,244,120	–	16,244,120
Total Investment Securities	–	16,244,120	–	16,244,120

Prime Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	1,699,308,174	–	1,699,308,174
Commercial Paper and Notes	–	1,509,679,079	–	1,509,679,079
Corporate Obligations	–	286,596,694	–	286,596,694
Yankee Dollars	–	73,301,079	–	73,301,079
U.S. Treasury Obligations	–	372,646,448	–	372,646,448
Time Deposits	–	861,000,000	–	861,000,000
Total Investment Securities	–	4,802,531,474	–	4,802,531,474

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	1,168,793,413	–	1,168,793,413
U.S. Treasury Obligations	–	1,306,992,442	–	1,306,992,442
Repurchase Agreements	–	1,500,000,000	–	1,500,000,000
Total Investment Securities	–	3,975,785,855	–	3,975,785,855

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,821,736,059	–	1,821,736,059
Total Investment Securities	–	1,821,736,059	–	1,821,736,059

Aggressive Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	358,415	–	–	358,415
Affiliated Portfolios (a)	–	2,067,928	–	2,067,928
Unaffiliated Investment Companies	7,475,169	–	–	7,475,169
Exchange Traded Funds	7,906,153	–	–	7,906,153
Total Investment Securities	15,739,737	2,067,928	–	17,807,665

Balanced Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	5,235,665	–	–	5,235,665
Affiliated Portfolios (a)	–	4,040,380	–	4,040,380
Unaffiliated Investment Companies	22,226,297	–	–	22,226,297
Exchange Traded Funds	16,777,003	–	–	16,777,003
Total Investment Securities	44,238,965	4,040,380	–	48,279,345

Moderate Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	5,296,129	–	–	5,296,129
Affiliated Portfolios (a)	–	2,385,752	–	2,385,752
Unaffiliated Investment Companies	23,861,198	–	–	23,861,198
Exchange Traded Funds	11,135,059	–	–	11,135,059
Total Investment Securities	40,292,386	2,385,752	–	42,678,138

Conservative Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	2,526,922	–	–	2,526,922
Affiliated Portfolios (a)	–	707,817	–	707,817
Unaffiliated Investment Companies	13,463,868	–	–	13,463,868
Exchange Traded Funds	3,734,254	–	–	3,734,254
Total Investment Securities	19,725,044	707,817	–	20,432,861

Income Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	132,633	–	–	132,633
Unaffiliated Investment Companies	1,126,246	–	–	1,126,246
Exchange Traded Fund	19,545	–	–	19,545
Total Investment Securities	1,278,424	–	–	1,278,424

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	38,421,627	–	38,421,627
Corporate Obligation	–	10,433	–	10,433
Unaffiliated Investment Company	316,837	–	–	316,837
Total Investment Securities	316,837	38,432,060	–	38,748,897
Other Financial Instruments: (b)
Futures Contracts	1,924	–	–	1,924
Credit Default Swaps	–	21,264	–	21,264
Forward Currency Contracts	–	(35,989)	–	(35,989)
Total Other Financial Instruments	1,924	(14,725)	–	(12,801)

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	17,767,478	–	17,767,478
Yankee Dollars	–	1,861,105	–	1,861,105
U.S. Treasury Obligation	–	749,873	–	749,873
Unaffiliated Investment Company	7,851,888	–	–	7,851,888
Total Investment Securities	7,851,888	20,378,456	–	28,230,344
Other Financial Instruments: (b)
Interest Rate Swaps	–	(445,380)	–	(445,380)
Forward Currency Contracts	–	(391,970)	–	(391,970)
Total Other Financial Instruments	–	(837,350)	–	(837,350)

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Commercial Banks	3,778,330	33,560,900	–	37,339,230
Oil and Gas Consumable Fuels	308,674	7,513,302	–	7,821,976
Metals and Mining	–	–	–	–
Real Estate Management and Development	1,054,268	3,065,724	–	4,119,992
Wireless Telecommunication Services	508,980	1,317,139	–	1,826,119
Other Common Stocks	–	36,080,104	–	36,080,104
Convertible Corporate Bonds	–	53,228	–	53,228
Warrants	1	–	–(c)	1
Participatory Notes	–	12,926,242	–	12,926,242
Unaffiliated Investment Company	6,534,552	–	–	6,534,552
Total Investment Securities	12,184,805	94,516,639	–	106,701,444

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	26,031,936	–	26,031,936
Yankee Dollars	–	424,366,496	–	424,366,496
U.S. Treasury Obligation	–	44,760,434	–	44,760,434
Unaffiliated Investment Company	90,586,173	–	–	90,586,173
Total Investment Securities	90,586,173	495,158,866	–	585,745,039
Other Financial Instruments: (b)
Futures Contracts	(47,208)	–	–	(47,208)
Interest Rate Swaps	–	(1,874,810)	–	(1,874,810)
Credit Default Swaps	–	1,466,178	–	1,466,178
Forward Currency Contracts	–	(1,481,991)	–	(1,481,991)
Total Other Financial Instruments	(47,208)	(1,890,623)	–	(1,937,831)

RMB Fixed Income Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	12,249,068	–	12,249,068
Certificates of Deposit	–	1,490,580	–	1,490,580
Unaffiliated Investment Company	120,132	–	–	120,132
Total Investment Securities	120,132	13,739,648	–	13,859,780

Growth Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	86,220,028	–	–	86,220,028
Money Market	263,270	–	–	263,270
Total Investment Securities	86,483,298	–	–	86,483,298

Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	222,801,338	–	–	222,801,338
Investment Companies	11,041,953	–	–	11,041,953
Total Investment Securities	233,843,291	–	–	233,843,291

(a)	Investments in Affiliated Portfolios represents ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts, futures contracts and swap agreements.
(c)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2014.

     The only transfers between levels as of January 31, 2014 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund.

4. Investment Risks:

     Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

     Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

     Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

     Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

     Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

5. Federal Income Tax Information:

     At January 31, 2014, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
		Appreciation	Depreciation	(Depreciation)
Fund	Tax Cost ($)	($)	($)	($)
Prime Money Market Fund	4,802,531,474	-	-	-
U.S. Government Money Market Fund	3,975,809,753	-	(23,898)	(23,898)
U.S. Treasury Money Market Fund	1,821,736,059	-	-	-
Aggressive Strategy Fund	14,222,937	1,762,373	(245,573)	1,516,800
Balanced Strategy Fund	42,453,532	3,694,191	(1,908,758)	1,785,433
Moderate Strategy Fund	39,674,053	2,499,551	(1,881,219)	618,333
Conservative Strategy Fund	19,656,489	851,729	(783,174)	68,555
Income Strategy Fund	1,308,870	14,818	(45,264)	(30,446)
Emerging Markets Debt Fund	40,132,021	293,227	(1,676,351)	(1,383,124)
Emerging Markets Local Debt Fund	32,407,788	33,111	(4,210,555)	(4,177,444)
Frontier Markets Fund	97,935,430	11,536,229	(2,770,215)	8,766,014
Total Return Fund	602,158,938	1,025,146	(17,439,045)	(16,413,899)
RMB Fixed Income Fund	13,254,032	608,213	(2,465)	605,748
Growth Portfolio	58,454,869	28,525,953	(497,524)	28,028,429
Opportunity Portfolio	184,759,074	50,899,115	(1,814,898)	49,084,217

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 27, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 27, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 28, 2014